UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/2014

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/Newton International Equity Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Diversified Emerging
Markets Fund

SEMIANNUAL REPORT March 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
24	Notes to Financial Statements
40	Proxy Results
41	Information About the Renewal of the Fund’s Investment Advisory and Fund Accounting and Administration Services Agreements and the Approval of the Fund’s Sub-Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Diversified Emerging Markets Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months produced generally favorable results for international equities. Stocks in the world’s developed markets advanced, on average, as Europe appeared to put its sovereign debt and banking crises behind it, while Japanese equities appreciated more modestly in the wake of previous robust gains as the country endeavored to reflate its long-stagnant domestic economy. In contrast, the emerging markets mostly continued to struggle with local economic slowdowns and depreciating currencies, causing their stock markets to lag global market averages.

Looking forward, we anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging.We also expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Elizabeth Slover; MichelleY. Chan, CFA; Gaurav Patankar;Warren Chiang, CFA; Ronald P. Gala, CFA; Peter D. Goslin, CFA; Robert Marshall-Lee; and Sophia Whitbread, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus Diversified Emerging Markets Fund’s Class A shares produced a total return of 0.91%, Class C shares returned 0.51%, and Class I shares returned 0.94%. From its inception on January 31, 2014, through March 31, 2014, the fund’s Class Y shares returned 6.67%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”), produced a total return of 1.39% for the six-month reporting period.2 Emerging-markets equities eked out modest gains, on average, amid heightened market volatility stemming from various economic and geopolitical concerns. The fund produced lower returns than its benchmark, mainly due to shortfalls in its security selection strategies.

The fund adopted a new name, investment objective, and investment strategy as of January 31, 2014.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue its goal, the fund invests at least 80% of its assets in equity securities (or other instruments with similar economic characteristics) of companies located, organized, or with a majority of assets or business, in countries considered to be emerging markets including other investment companies that invest in such securities.

From the start of the reporting period through January 31, 2014, the fund employed a “bottom-up” investment approach, which emphasized individual stock selection.As of January 31, 2014, the fund uses a “manager of managers” approach by selecting one or more experienced investment managers to serve as subadvisers to the fund.The fund also uses a “fund of funds” approach by investing in one or more underlying funds.The fund currently allocates its assets among emerging market equity strategies employed by The Boston Company Asset Management, LLC (the TBCAM Strategy) and Mellon Capital Management Corporation (the Mellon Capital Strategy), each an affiliate of Dreyfus, and one affiliated underlying fund, Dreyfus Global Emerging Markets Fund, which is sub-advised by Newton Capital Management Limited (the Newton Fund), an affiliate of Dreyfus. Currently, one-third of the fund’s total assets is allocated to each of the TBCAM Strategy, the Mellon Capital Strategy and the Newton Fund.

TBCAM Strategy TBCAM’s strategy is a largely fundamental, bottom-up research-driven investment process that looks to capture both strategic and opportunistic stock ideas leveraged to the growth potential of emerging markets. Top-down, quantitative analysis is used to manage/optimize country allocations and macro risks.

Mellon Cap Strategy Mellon Cap’s strategy employs a systematic, quantitative investment approach that seeks alpha generation via bottom-up stock selection within a measured (model-driven) framework of EM country and currency allocation

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

decisions.A proprietary valuation model is used to rank stocks within the EM universe based on three main criteria – (1) valuation; (2) earnings sustainability; and (3) behavioral factors – and the highest ranked stocks are emphasized in the portfolio.

Newton Fund This underlying fund principally invests in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries.The Newton Fund also may invest in companies organized or with their principal place of business, or majority of assets or business, in developed markets and frontier markets. Newton employs a fundamental bottom-up investment process that emphasizes quality, return on capital employed and governance.

Macroeconomic Concerns Weighed on Emerging Markets

Emerging equity markets proved volatile over the reporting period as investors responded to disappointing economic data and political developments. Most emerging markets rallied early in the reporting period when investors regained confidence in the wake of earlier market weakness sparked by the Federal Reserve Board’s unexpected plans to begin backing away from its massive quantitative easing program. Although most emerging markets gained a degree of value over the final months of 2013 as investment capital flowed back into their financial markets, they gave back a significant portion of those gains over the first three months of 2014 when concerns resurfaced regarding sluggish economic growth, the health of certain banking systems, and intensifying geopolitical turmoil in some countries.

Sub-Adviser Strategies Produced Mixed Results

Over the first four months of the reporting period, the fund was managed by its previous portfolio management team, which produced results that were roughly in line with the benchmark. Gains in India and China were largely balanced by shortfalls in Turkey and Brazil.

After its transition to a multi-strategy approach on January 31, 2014, the fund’s underlying portfolio management teams produced mixed results. The TBCAM Strategy achieved strong relative performance in India, Indonesia, and Brazil, but exposure to South Africa and a higher-than-usual cash position proved counterproductive. From a market sector perspective, the TBCAM Strategy experienced relative success in the financials sector, but investments in the information technology sector lagged market averages. The Mellon Capital Strategy fared well in the utilities and consumer discretionary sectors, but experienced shortfalls in the materials and telecommunications services sectors. Colombia, Indonesia, and South Africa proved to be winners for the Mellon Capital Strategy, but Russia and Hungary fared relatively poorly. Finally, the Newton Fund achieved particularly strong relative results in China, but experienced more disappointing performance in Russia and Hong Kong. From an industry group perspective, the Newton Fund’s relative performance benefited from the industrials, health care, and consumer discretionary sectors, but lagged in the energy, information technology, and financials sectors.

Maintaining a Multi-Strategy Approach

Although investor sentiment generally has continued to weigh on the emerging markets, we have begun to see signs of progress in some countries, such as India and

Indonesia, where current account trends have improved and regulators are taking steps to shore up their economies and currency values.

The TBCAM Strategy has identified opportunities in which its research analysts have a high degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The Mellon Capital Strategy employs a quantitative-based process, which favors companies with attractive valuations and improving business fundamentals. Finally, the Newton Fund relies on a fundamental, bottom-up investment process that emphasizes quality, return on capital, and governance.

April 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies.These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

The ability of the fund to achieve its investment goal depends, in part, on the ability of Dreyfus to allocate effectively the fund’s assets among investment strategies, subadvisers and underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal or that an investment strategy, subadviser or underlying fund will achieve its particular investment objective.

Each subadviser makes investment decisions independently and it is possible that the investment styles of the subadvisers may not complement one another. As a result, the fund’s exposure to a given stock, industry, sector, market capitalization, geographic area or investment style could unintentionally be greater or smaller than it would have been if the fund had a single adviser or investment strategy.

The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies and ETFs invest.When the fund or an underlying fund invests in another investment company or ETF, shareholders of the fund will bear indirectly their proportionate share of the expenses of the other investment company or ETF (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index.The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses
byThe Dreyfus Corporation pursuant to an agreement in effect through February 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
The fund changed its investment strategy on January 31, 2014. Prior to that date, the fund invested in individual securities using a bottom-up investment approach which emphasized individual stock selection through the use of proprietary computer models and fundamental analysis.The fund did not use a “manager of managers” or “fund of funds” approach. Different investment strategies may lead to different performance results.The fund’s performance for periods prior to January 31, 2014, reflects the investment strategy in effect prior to that date.
2 SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance in global emerging markets.The index consists of select designated MSCI emerging market national indices. MSCI Indices reflect investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified Emerging Markets Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014 †

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††	$8.01	$11.75	$6.76	$2.29
Ending value (after expenses)	$1,009.10	$1,005.10	$1,009.40	$1,066.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000††††	$8.05	$11.80	$6.79	$6.79
Ending value (after expenses)	$1,016.95	$1,013.21	$1,018.20	$1,018.20

†	From the close of business on January 31, 2014 (commencement of initial offering) to March 31, 2014 for
ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C and
1.35% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of 1.35% for ClassY, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on January 31, 2014, the hypothetical expenses paid during the period reflect projected activitity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period October 1, 2013 to March 31, 2014.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.35% for
Class I and 1.35% for ClassY, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2014 (Unaudited)

Common Stocks—58.7%	Shares		Value ($)
Brazil—2.5%
AMBEV	24,100		180,033
BM&FBovespa	61,700		305,917
BR Malls Participacoes	3,800		32,792
CCR	43,800		336,270
Cia de Saneamento
Basico do Estado de Sao Paulo	60,300		560,744
Grupo BTG Pactual	18,000		227,598
JBS	100,600		344,053
Multiplus	16,500		181,798
Porto Seguro	4,500		63,167
Ultrapar Participacoes	15,800		382,361
Via Varejo	22,300	[a]	233,418
			2,848,151
Chile—.6%
Banco Santander Chile	5,052,600		296,683
Enersis	887,095		277,108
ENTEL Chile	7,791		95,431
			669,222
China—10.5%
Agile Property Holdings	20,000		16,447
Agricultural Bank of China, Cl. H	688,000		300,036
Anhui Conch Cement, Cl. H	214,500		920,497
Bank of China, Cl. H	1,062,000		471,344
Bank of Communications, Cl. H	145,000		94,979
BBMG, Cl. H	208,500		162,546
China BlueChemical, Cl. H	114,000		58,956
China CITIC Bank, Cl. H	533,000		308,014
China Communications Construction, Cl. H	451,000		316,211
China Construction Bank, Cl. H	1,738,000		1,217,656
China Life Insurance, Cl. H	153,000		433,441
China Merchants Bank, Cl. H	170,500		309,282
China Minsheng Banking, Cl. H	272,500		273,519
China National Building Material, Cl. H	176,000		176,669

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
China Oilfield Services, Cl. H	106,000		250,165
China Railway Construction, Cl. H	34,000		28,877
China Shenhua Energy, Cl. H	148,000		427,888
China ZhengTong Auto Services Holdings	646,500	[a]	360,183
CNOOC	499,000		754,307
Country Garden Holdings	42,000		17,544
CSR, Cl. H	768,000		647,908
Evergrande Real Estate Group	56,000		26,482
Great Wall Motor, Cl. H	98,750		497,649
Industrial & Commercial Bank of China, Cl. H	109,000		67,082
Jiangsu Expressway, Cl. H	114,000		130,006
Longfor Properties	10,000		13,839
New China Life Insurance, Cl. H	24,800	[a]	75,041
People’s Insurance Company Group of China, Cl. H	566,000		233,690
PetroChina, Cl. H	546,000		590,770
PICC Property & Casualty, Cl. H	258,000		353,247
Ping An Insurance Group Company of China, Cl. H	14,500		120,325
Sino-Ocean Land Holdings	31,500		17,257
Sinopec Engineering Group, Cl. H	32,500		35,366
Sinopharm Group, Cl. H	53,200		146,769
Tencent Holdings	25,400		1,768,500
Weichai Power, Cl. H	85,000		324,634
Zhejiang Expressway, Cl. H	130,000		118,523
			12,065,649
Colombia—.3%
Ecopetrol	183,561		375,139
Czech Republic—.5%
Komercni Banka	2,400		573,240
Hong Kong—1.7%
China Mobile	34,000		308,937
China Overseas Land & Investment	126,000		326,881
China Resources Land	22,000		48,320
China Resources Power Holdings	200,000		520,988

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
China Unicom Hong Kong	418,000	549,490
Geely Automobile Holdings	360,000	141,559
Shimao Property Holdings	14,000	30,823
		1,926,998
Hungary—.2%
Richter Gedeon	9,510	166,018
India—5.0%
Axis Bank	11,760	287,588
Cairn India	50,494	281,490
HCL Technologies	809	18,874
Infosys	864	47,537
ITC	71,330	421,306
Larsen & Toubro	21,220	451,378
LIC Housing Finance	93,879	370,941
Maruti Suzuki India	7,820	257,943
Oil & Natural Gas	81,440	434,282
Power Finance	71,699	231,745
Reliance Capital	51,304	298,096
Reliance Industries	47,930	748,040
Rural Electrification	35,327	136,161
State Bank of India	9,546	306,199
Tata Motors	52,240	349,913
Tata Steel	97,683	648,168
Tech Mahindra	16,170	486,787
		5,776,448
Indonesia—1.5%
Bank Negara Indonesia Persero	1,368,700	602,429
Bank Rakyat Indonesia Persero	543,700	462,765
Indocement Tunggal Prakarsa	128,500	267,195
Telekomunikasi Indonesia Persero	2,068,600	405,125
		1,737,514
Macau—.1%
Sands China	22,000	165,189

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Malaysia—1.7%
AirAsia	452,300		353,121
British American Tobacco Malaysia	3,800		68,803
CIMB Group Holdings	193,400		423,388
DiGi.Com	45,300		74,784
Hong Leong Financial Group	4,000		19,234
IJM	131,200		246,917
Malayan Banking	118,000		349,757
MISC	59,500	[a]	125,701
Tenaga Nasional	65,700		240,513
			1,902,218
Mexico—1.9%
Alfa, Cl. A	113,900		287,902
America Movil, Ser. L	234,100		233,463
Coca-Cola Femsa, Ser. L	21,100		221,885
Fibra Uno Administracion	17,000		55,002
Grupo Aeroportuario del Pacifico, Cl. B	56,800		332,564
Grupo Financiero Inbursa, Cl. O	108,200		279,544
Grupo Lala	217,300		449,397
Kimberly-Clark de Mexico, Cl. A	141,000		376,382
			2,236,139
Peru—.2%
Credicorp	2,040		281,357
Philippines—1.0%
Ayala Land	465,600		310,473
Metropolitan Bank & Trust	332,038	[a]	573,819
SM Prime Holdings	61,100		19,924
Universal Robina	71,140		225,428
			1,129,644
Poland—.5%
PGE	33,496		208,839
Powszechny Zaklad Ubezpieczen	2,438		346,333
			555,172
Russia—2.3%
Gazprom, ADR	74,256		571,771
Lukoil, ADR	4,200		233,352

Common Stocks (continued)	Shares		Value ($)
Russia (continued)
Magnit	2,140	[b]	492,812
Rosneft, GDR	36,205		241,089
Sberbank of Russia, ADR	37,670		367,378
Sberbank of Russia, ADR	45,198		441,584
Severstal, GDR	7,200		54,504
Sistema, GDR	8,215		184,920
Tatneft, ADR	2,200		75,372
			2,662,782
South Africa—3.5%
African Rainbow Minerals	8,167		161,837
Barloworld	15,974		167,329
Bidvest Group	18,920		500,377
FirstRand	95,812		328,562
Growthpoint Properties	16,405		38,038
Imperial Holdings	17,500		313,356
Kumba Iron Ore	579		20,719
Liberty Holdings	10,466		123,692
Mediclinic International	46,540		330,059
MTN Group	26,910		550,999
Redefine Properties	28,501		25,842
RMB Holdings	43,707		198,217
Sasol	9,045		506,563
Steinhoff International Holdings	7,872		38,137
Vodacom Group	24,237		299,272
Woolworths Holdings	60,428		421,217
			4,024,216
South Korea—8.9%
AMOREPACIFIC Group	316		151,817
BS Financial Group	10,440		148,121
Coway	2,670		187,319
DGB Financial Group	7,960		115,114
Dongbu Insurance	314		16,317
E-Mart	3,381		778,296
Halla Visteon Climate Control	3,440		157,292
Hana Financial Group	12,750		465,225

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Hankook Tire	6,090		346,351
Hanwha	10,330		312,195
Hanwha Life Insurance Co.	10,940		71,823
Hyundai Mobis	993		294,554
Hyundai Motor	4,547		1,074,754
Hyundai Steel	23		1,491
Industrial Bank of Korea	26,430		336,073
Kia Motors	8,198		457,789
Korea Investment Holdings	320		11,043
Korea Zinc	533		165,588
LG Display	19,260	[a]	483,480
Lotte Shopping	1,030		324,069
NAVER	654		476,121
Samsung Electronics	1,534		1,939,848
Samsung Life Insurance	6,305		595,104
SK Hynix	29,280	[a]	993,696
SK Telecom	1,880		381,394
			10,284,874
Taiwan—7.5%
Advanced Semiconductor Engineering	399,000		441,294
Asustek Computer	31,000		306,362
Catcher Technology	107,000		775,466
Chailease Holding	103,000		248,139
Cheng Uei Precision Industry Co.	66,000		139,859
Compal Electronics	482,000		341,013
Delta Electronics	90,000		557,840
E.Sun Financial Holding	842,000		508,192
Hon Hai Precision Industry	7,000		19,849
Inventec	276,000		272,993
Lite-On Technology	167,000		249,132
Mega Financial Holding	365,000		282,954
Pou Chen	190,000		268,181
Radiant Opto-Electronics	143,000		578,049
Realtek Semiconductor	87,000		262,449

Common Stocks (continued)	Shares		Value ($)
Taiwan (continued)
Ruentex Industries	105,000		251,502
SinoPac Financial Holdings	332,000		159,979
Taishin Financial Holdings	400,000		181,529
Taiwan Cement	187,000		288,045
Taiwan Semiconductor Manufacturing	317,000		1,238,634
Taiwan Semiconductor Manufacturing, ADR	53,750		1,076,075
Zhen Ding Technology Holding	92,000		236,125
			8,683,661
Thailand—1.6%
Advanced Info Service	35,200		245,929
Kasikornbank	71,200		407,215
PTT Exploration & Production, NVDR	60,400		292,880
PTT Global Chemical	225,443		503,112
PTT Global Chemical, NVDR	191,600		427,588
			1,876,724
Turkey—1.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi	203,944		240,156
Enka Insaat ve Sanayi	76,020		227,001
Eregli Demir ve Celik Fabrikalari	225,509		290,633
Turkcell Iletisim Hizmetleri	53,845	[a]	298,711
Turkiye Garanti Bankasi	192,310		657,023
Turkiye Halk Bankasi	35,690		220,675
			1,934,199
United States—5.0%
Global X FTSE Colombia 20 ETF	28,030		522,199
iShares MSCI Emerging Markets ETF	40,870		1,676,079
iShares MSCI Indonesia ETF	17,370		480,107
iShares MSCI Philippines ETF	23,340		795,661
Market Vectors Gold Miners ETF	12,710		300,020
Vanguard FTSE Emerging Markets ETF	27,600		1,120,008
WisdomTree India Earnings Fund	46,490		881,450
			5,775,524
Total Common Stocks
(cost $64,255,862)			67,650,078

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—4.9%	Shares		Value ($)
Brazil—4.8%
AES Tiete	14,500		115,284
Banco do Estado do Rio Grande do Sul, Cl. B	44,600		257,890
Bradespar	30,800		267,141
Cia Brasileira de Distribuicao Grupo Pao de Acucar	18,900		830,884
Cia Energetica de Minas Gerais	46,800		314,544
Cia Energetica de Sao Paulo, Cl. B	20,900		245,476
Cia Paranaense de Energia, Cl. B	12,200		160,283
Itau Unibanco Holding	37,400		558,775
Itausa—Investimentos Itau	91,200		371,794
Metalurgica Gerdau	32,300		247,837
Petroleo Brasileiro	116,000		806,734
Suzano Papel e Celulose, Cl. A	132,200		488,249
Telefonica Brasil	24,700		522,847
Usinas Siderurgicas de Minas Gerais, Cl. A	68,800	[a]	310,191
			5,497,929
Chile—.1%
Sociedad Quimica y Minera de Chile, Cl. B	4,831		153,112
Colombia—.0%
Grupo Aval Acciones y Valores	36,321		24,037
Total Preferred Stocks
(cost $5,084,949)			5,675,078
	Number of
Rights—.0%	Rights		Value ($)
Taiwan
Taishin Financial Holdings
(cost $884)	11,193	[a]	669

Other Investment—32.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Global Emerging Markets Fund, Cl. Y
(cost $35,667,333)	2,758,927 [a,c]	37,604,173

Total Investments (cost $105,009,028)	96.2%	110,929,998
Cash and Receivables (Net)	3.8%	4,421,863
Net Assets	100.0%	115,351,861

ADR—American Depository Receipts
ETF—Exchange-Traded Funds
GDR—Global Depository Receipts
NVDR—Non-Voting Depository Receipts

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Trustees.At March 31, 2014, the value of this security amounted to $492,812 or .4% of net assets.
c Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Mutual Funds: Domestic	32.6	Industrial	4.0
Financial	16.5	Consumer Staples	3.9
Information Technology	11.0	Telecommunication Services	3.6
Energy	6.0	Utilities	2.3
Consumer Discretionary	5.5	Health Care	.6
Materials	5.2
Exchange-Traded Funds	5.0		96.2

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	69,341,695	73,325,825
Affiliated issuers	35,667,333	37,604,173
Cash		4,442,081
Cash denominated in foreign currencies	345,007	346,045
Receivable for shares of Beneficial Interest subscribed		2,005,641
Receivable for investment securities sold		1,698,887
Dividends receivable		53,444
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		2,840
Prepaid expenses		50,417
		119,529,353
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		120,402
Payable for investment securities purchased		3,958,451
Payable for shares of Beneficial Interest redeemed		52,958
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		7,397
Accrued expenses		38,284
		4,177,492
Net Assets ($)		115,351,861
Composition of Net Assets ($):
Paid-in capital		110,518,643
Accumulated investment (loss)—net		(52,308)
Accumulated net realized gain (loss) on investments		(1,028,046)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		5,913,572
Net Assets ($)		115,351,861

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	99,390	74,073	619,711	114,558,687
Shares Outstanding	4,854	3,762	30,557	5,642,583
Net Asset Value Per Share ($)	20.48	19.69	20.28	20.30

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $15,256 foreign taxes withheld at source):
Unaffiliated issuers	139,598
Affiliated issuers	4
Total Income	139,602
Expenses:
Investment advisory fee—Note 3(a)	99,670
Custodian fees—Note 3(c)	60,820
Professional fees	48,383
Registration fees	38,746
Administration fees—Note 3(a)	9,065
Prospectus and shareholders’ reports	4,820
Trustees’ fees and expenses—Note 3(d)	1,779
Shareholder servicing costs—Note 3(c)	993
Distribution fees—Note 3(b)	249
Loan commitment fees—Note 2	70
Miscellaneous	14,651
Total Expenses	279,246
Less—reduction in expenses due to undertaking—Note 3(a)	(89,032)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	190,213
Investment (Loss)—Net	(50,611)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(100,396)
Net realized gain (loss) on forward foreign currency exchange contracts	(20,414)
Net Realized Gain (Loss)	(120,810)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions:
Unaffiliated issuers	3,570,666
Affiliated issuers	1,936,841
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(4,557)
Net Unrealized Appreciation (Depreciation)	5,502,950
Net Realized and Unrealized Gain (Loss) on Investments	5,382,140
Net Increase in Net Assets Resulting from Operations	5,331,529
See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)[a]	September 30, 2013
Operations ($):
Investment income (loss)—net	(50,611)	54,479
Net realized gain (loss) on investments	(120,810)	280,434
Net unrealized appreciation
(depreciation) on investments	5,502,950	(195,305)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,331,529	139,608
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,321)	—
Class I	(38,708)	—
Total Dividends	(40,029)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	19,646	58,085
Class C	57,645	5,942
Class I	1,400,103	8,530
Class Y	114,295,551	—
Dividends reinvested:
Class A	1,321	—
Class I	7,091	—
Cost of shares redeemed:
Class A	(53,303)	(36,590)
Class C	(61,062)	(26,219)
Class I	(5,939,696)	(1,074,296)
Class Y	(3,232,151)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	106,495,145	(1,064,548)
Total Increase (Decrease) in Net Assets	111,786,645	(924,940)
Net Assets ($):
Beginning of Period	3,565,216	4,490,156
End of Period	115,351,861	3,565,216
Undistributed investment income (loss)—net	(52,308)	38,332

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)[a]	September 30, 2013
Capital Share Transactions:
Class Ab
Shares sold	982	2,745
Shares issued for dividends reinvested	65	—
Shares redeemed	(2,516)	(1,856)
Net Increase (Decrease) in Shares Outstanding	(1,469)	889
Class Cb
Shares sold	2,947	309
Shares redeemed	(3,042)	(1,258)
Net Increase (Decrease) in Shares Outstanding	(95)	(949)
Class I
Shares sold	72,559	398
Shares issued for dividends reinvested	350	—
Shares redeemed	(206,656)	(55,065)
Net Increase (Decrease) in Shares Outstanding	(133,747)	(54,667)
Class Y
Shares sold	5,805,627	—
Shares redeemed	(163,044)	—
Net Increase (Decrease) in Shares Outstanding	5,642,583	—

a Effective January 31, 2014, the fund commenced offering ClassY shares.
b During the period ended September 30, 2013, 1,256 Class C shares representing $26,182 were exchanged for
1,200 Class A shares.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	20.58		19.78	21.86	26.99	22.70	13.55
Investment Operations:
Investment income (loss)—net[b]	(.06)		.23	.07	.09	.17	.14
Net realized and unrealized
gain (loss) on investments	.24		.57	2.15	(5.14)	4.12	9.01
Total from Investment Operations	.18		.80	2.22	(5.05)	4.29	9.15
Distributions:
Dividends from
investment income—net	(.28)		—	(.08)	(.08)	—	—
Dividends from net realized
gain on investments	—		—	(4.22)	—	—	—
Total Distributions	(.28)		—	(4.30)	(.08)	—	—
Net asset value, end of period	20.48		20.58	19.78	21.86	26.99	22.70
Total Return (%)[c]	.91	[d]	3.99	12.48	(18.77)	18.85	67.60	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	9.00	[e,f]	6.20	5.55	3.66	3.69	11.21	[f]
Ratio of net expenses
to average net assets	1.60	[e,f]	1.60	2.25	2.25	2.25	2.00	[f]
Ratio of net investment income
(loss) to average net assets	(.64)[e,f]		1.10	.36	.30	.71	1.56	[f]
Portfolio Turnover Rate	161.37	[d]	67.74	70.79	75.59	102.30	157.45
Net Assets, end of period
($ x 1,000)	99		130	107	158	152	25

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount does not include the expenses of the underlying fund.
f	Annualized.

See notes to financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	19.60		18.98	21.23	26.36	22.62	13.55
Investment Operations:
Investment income (loss)—net[b]	(.14)		.04	(.14)	(.16)	(.13)	(.03)
Net realized and unrealized
gain (loss) on investments	.23		.58	2.14	(4.97)	4.17	9.10
Total from Investment Operations	.09		.62	2.00	(5.13)	4.04	9.07
Distributions:
Dividends from
investment income—net	—		—	(.03)	—	(.30)	—
Dividends from net realized
gain on investments	—		—	(4.22)	—	—	—
Total Distributions	—		—	(4.25)	—	(.30)	—
Net asset value, end of period	19.69		19.60	18.98	21.23	26.36	22.62
Total Return (%)[c]	.51	[d]	3.21	11.63	(19.43)	17.95	66.94	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	9.23	[e,f]	6.62	5.79	3.92	4.18	3.80	[f]
Ratio of net expenses
to average net assets	2.35	[e,f]	2.35	3.00	3.00	3.00	2.75	[f]
Ratio of net investment income
(loss) to average net assets	(1.46)[e,f]		.22	(.69)	(.58)	(.57)	(.35)[f]
Portfolio Turnover Rate	161.37	[d]	67.74	70.79	75.59	102.30	157.45
Net Assets, end of period
($ x 1,000)	74		76	91	157	258	178

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amount does not include the expenses of the underlying fund.
f	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2014				Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	20.45		19.60	21.82	26.79	22.67	21.33
Investment Operations:
Investment income (loss)—net[b]	(.22)		.26	.24	.25	.18	.24
Net realized and unrealized
gain (loss) on investments	.39		.59	2.10	(5.11)	4.26	2.21
Total from Investment Operations	.17		.85	2.34	(4.86)	4.44	2.45
Distributions:
Dividends from
investment income—net	(.34)		—	(.34)	(.11)	(.32)	(.26)
Dividends from net realized
gain on investments	—		—	(4.22)	—	—	(.85)
Total Distributions	(.34)		—	(4.56)	(.11)	(.32)	(1.11)
Net asset value, end of period	20.28		20.45	19.60	21.82	26.79	22.67
Total Return (%)	.94	[c]	4.23	13.36	(18.27)	19.73	14.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.77	[d,e]	5.39	4.66	2.83	3.07	3.50
Ratio of net expenses
to average net assets	1.35	[d,e]	1.35	1.50	1.50	1.50	1.43
Ratio of net investment income
(loss) to average net assets	(.79)[d,e]		1.27	1.19	.90	.75	1.43
Portfolio Turnover Rate	161.37	[c]	67.74	70.79	75.59	102.30	157.45
Net Assets, end of period
($ x 1,000)	620		3,359	4,291	8,090	15,978	16,585

a The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Amount does not include the expenses of the underlying fund.
e Annualized.

See notes to financial statements.

	Period Ended
Class Y Shares	March 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	19.03
Investment Operations:
Investment (loss)—net[b]	(.00)[c]
Net realized and unrealized
gain (loss) on investments	1.27
Total from Investment Operations	1.27
Net asset value, end of period	20.30
Total Return (%)	6.67	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.38	[f]
Ratio of net expenses to average net assets[e]	1.35	[f]
Ratio of net investment (loss) to average net assets[e]	(.22)[f]
Portfolio Turnover Rate	161.37	[d]
Net Assets, end of period ($ x 1,000)	114,559

a From the close of business on January 31, 2014 (commencement of initial offering) to March 31, 2014.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Amount does not include the expenses of the underlying fund.
f Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified Emerging Markets Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on October 30-31, 2013, the Trust’s Board of Trustees (the “Board”) approved, effective January 31, 2014 (the “Effective Date”), a change in the fund’s name from “Dreyfus/The Boston Company Emerging Markets Core Equity Fund” to “Dreyfus Diversified Emerging Markets Fund”.

The Board also approved, subject to shareholder approval, various other changes.As of the Effective Date, the fund uses a “manager of managers” approach by selecting one or more experienced investment managers to serve as subadvisers to the fund. The fund also uses a “fund of funds” approach by investing in one or more underlying funds. As of the Effective Date, the fund allocates its assets among emerging market equity strategies employed byThe Boston Company Asset Management, LLC (“TBCAM”) and Mellon Capital Management Corporation (“Mellon Capital”), each a sub-adviser to the fund and an affiliate of Dreyfus, and one affiliated underlying fund. Shareholders approved these changes and additional changes to the fund. See “Proxy Results–Results of ShareholderVote” on page 40.

At a meeting held on November 21, 2013, the Board also approved, as of the Effective Date, for the fund to offer ClassY shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares:

Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class Y shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official clos-

ing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	3,447,612	58,426,942	††	—	61,874,554
Equity Securities—
Foreign Preferred
Stocks†	—	5,675,078	††	—	5,675,078
Exchange-Traded
Funds	5,775,524	—		—	5,775,524
Mutual Funds	37,604,173	—		—	37,604,173
Rights†	669	—		—	669
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	2,840		—	2,840
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(7,397)		—	(7,397)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2013, $2,904,942 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value				Net Realized
Company	9/30/2013	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	15,470		380,632	396,102	—

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated
Investment	Value					Net Realized
Company	9/30/2013	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus
Global
Emerging
Markets
Fund, Cl. Y	—		35,667,332		—	—
Total	15,470		36,047,964		396,102	—

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		3/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	—		—		—	4
Dreyfus
Global
Emerging
Markets
Fund, Cl. Y	1,936,841		37,604,173		32.6	—
Total	1,936,841		37,604,173		32.6	4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $759,912 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013.The fund has $650,204 of post-enactment short-term capital losses and $109,708 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the fund has agreed to pay an investment advisory fee at the annual rate of 1.10% of the value of the fund’s average daily net assets other than assets allocated to investments in other investment companies (other underlying funds, which may consist of affiliated funds, mutual funds and exchange traded funds) and is payable monthly. The Manager has contractually agreed, from October 1, 2013 through February 1, 2015 for Class A, Class C and Class I shares and from January 31, 2014 through February 1, 2015 for ClassY shares, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying fund and extraordinary expenses) do not exceed 1.35% of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $89,032 during the period ended March 31, 2014.

Pursuant to separate sub-investment advisory agreements between Dreyfus and TBCAM and Dreyfus and Mellon Capital, TBCAM and

Mellon Capital serve as the fund’s sub-advisers responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more subadvisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined in the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated subadviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a subadviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any subadviser and recommend the hiring, termination, and replacement of any subadviser to the Board.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $9,065 during the period ended March 31, 2014.

During the period ended March 31, 2014, the Distributor retained $37 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2014, Class C shares were charged $249 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Class A and Class C shares were charged $128 and $83, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $488 for transfer agency services and $16 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $60,820 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $69,293, Distribution Plan fees $42, Shareholder Services Plan fees $34, custodian fees $43,288, Chief Compliance Officer fees $2,285, administration fees $5,240 and transfer agency fees $220.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended March 31, 2014, redemption fees charged and retained by the fund amounted to $4,591.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2014, amounted to $148,675,604 and $46,838,728, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying finan-

cial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The following summarizes open forward contracts at March 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Indian Rupee,
Expiring
4/2/2014[a]	17,253,562	289,465	288,896	(569)
Indonesian Rupiah,
Expiring
4/1/2014[a]	414,874,646	36,457	36,521	64
Malaysian Ringgit,
Expiring
4/2/2014[b]	1,518,470	465,578	465,004	(574)
Mexican New Peso,
Expiring
4/1/2014[c]	2,255,523	172,403	172,764	361
South African Rand,
Expiring
4/2/2014[d]	474,392	44,922	45,060	138
South Korean Won,
Expiring
4/1/2014[b]	743,353,404	696,570	698,345	1,775
Sales:		Proceeds ($)
Chilean Peso,
Expiring
4/2/2014[e]	141,970,741	255,113	258,893	(3,780)
Hong Kong Dollar,
Expiring
4/1/2014[f]	5,085,730	655,555	655,673	(118)
Indian Rupee,
Expiring
4/3/2014[a]	17,116,414	284,243	286,599	(2,356)

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Indonesian Rupiah,
Expiring
4/3/2014[a]	1,290,095,112	114,067	113,565	502
Gross Unrealized
Appreciation				2,840
Gross Unrealized
Depreciation				(7,397)

Counterparties:

a	Deutsche Bank
b	HSBC
c	Credit Suisse
d	JP Morgan Chase Bank
e	Bank of Boston
f	UBS

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At March 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	2,840	(7,397)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,840	(7,397)
Derivatives not subject to
MNA or similar agreements	361	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	2,479	(7,397)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of March 31, 2014:

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Credit Suisse	361	—	—	—	361
Deutsche Bank	566	(566)	—	—	—
HSBC	1,775	(574)	—	—	1,201
JP Morgan
Chase Bank	138	—	—	—	138
Total	2,840	(1,140)	—	—	1,700

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Bank of Boston	(3,780)	—	—	—	(3,780)
Deutsche Bank	(2,925)	566	—	—	(2,359)
HSBC	(574)	574	—	—	—
UBS	(118)	—	—	—	(118)
Total	(7,397)	1,140	—	—	(6,257)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2014:

Average Market Value ($)
Forward contracts	499,923

At March 31, 2014, accumulated net unrealized appreciation on investments was $5,920,970, consisting of $6,443,052 gross unrealized appreciation and $522,082 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

PROXY RESULTS (Unaudited)

Dreyfus Diversified Emerging Markets Fund held a special meeting of shareholders on January 23, 2014. The proposals considered at the meeting and the results are as follows:

				Shares
			For		Against
1	.	To approve a sub-investment advisory agreement
		for the fund between Dreyfus and The Boston
		Company Asset Management, LLC.	92,965		531
2	.	To approve a sub-investment advisory agreement
		for the fund between Dreyfus and Mellon Capital
		Management Corporation.	93,039		457
3	.	To approve the implementation of a “manager of
		managers” arrangement whereby Dreyfus the
		fund’s investment adviser, under certain
		circumstances, would be able to hire and
		replace affiliated and unaffiliated sub-advisers
		for the fund without obtaining shareholder approval.	92,965		531
4	.	To approve revising the fund’s fundamental
		investment restriction on investing in derivatives.	92,965		531
5	.	To approve revising the fund’s fundamental
		investment restriction on borrowing.	92,965		531
6	.	To approve revising the fund’s fundamental
		investment restriction on making loans.	92,965		531
7	.	To approve removing the fund’s fundamental
		investment restriction on margin.	92,965		531

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND FUND ACCOUNTING
AND ADMINISTRATION SERVICES AGREEMENTS
AND THE APPROVAL OF THE FUND’S
SUB-ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 30-31, 2013 (the “October Board Meeting”), Dreyfus recommended the appointment of The Boston Company Asset Management, Inc. (“TBCAM”), an affiliate of Dreyfus, to serve as a sub-adviser for the fund. The recommendation of TBCAM was based on, among other information, Dreyfus’ review and due diligence report relating to TBCAM and its investment advisory services.The Board members also noted that investment personnel of TBCAM currently serve as dual employees of Dreyfus and TBCAM in managing (as Dreyfus employees) the fund and certain other funds in the Dreyfus Family of Funds for which they serve as Board members and that TBCAM currently serves as sub-adviser to certain other funds in the Dreyfus Family of Funds.

At the October Board Meeting, the Board, all of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (“Independent Trustees”), considered and approved the Sub-Investment Advisory Agreement between Dreyfus and TBCAM (the “TBCAM Sub-Advisory Agreement”) for the fund. In determining whether to approve the TBCAM Sub-Advisory Agreement, the Board considered the materials prepared by Dreyfus and other information received in advance of the October Board Meeting, which included: (i) a copy of the TBCAM Sub-Advisory Agreement between Dreyfus and TBCAM; (ii) information regarding the process by which Dreyfus selected and recommended TBCAM for Board approval; (iii) information regarding the nature, extent and quality of the services TBCAM would provide to the fund; (iv) information regarding TBCAM’s investment process, reputation, investment management business, personnel and operations; (v) information regardingTBCAM’s brokerage and trading policies and practices; (vi) information regarding the level of sub-investment advisory fee to be charged by TBCAM; (vii) information regarding TBCAM’s compliance program; and (viii) information regarding TBCAM’s financial condition.The Board also considered the substance

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATION SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

of discussions with representatives of Dreyfus at the October Board Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by TBCAM. In examining the nature, extent and quality of the services to be provided by TBCAM to the fund, the Board considered (i) TBCAM’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to other investment portfolios; (iii) its proposed investment strategies for the fund; and (iv) its compliance program.The Board specifically took into account TBCAM’s investment processes and research resources and capabilities, evaluating how TBCAM would complement the other proposed investment strategies for the fund. The Board also discussed the acceptability of the terms of the TBCAM Sub-Advisory Agreement. The Board also considered the review process undertaken by Dreyfus, and Dreyfus’ favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by TBCAM. The Board concluded that the fund will benefit from the quality and experience of TBCAM’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by TBCAM were adequate and appropriate in light of TBCAM’s portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ recommendation to engage TBCAM, and supported a decision to approve the TBCAM Sub-Advisory Agreement.

Investment Performance of TBCAM. Because TBCAM would be a new sub-adviser for the fund, the Board could not consider TBCAM’s investment performance in managing the portion of the fund’s portfolio to be allocated toTBCAM as a factor in evaluating theTBCAM Sub-Advisory Agreement during the October Board Meeting. In addition, there were no relevant historical returns for the investment process to be used by the team of portfolio managers at TBCAM managing the portion of the fund’s portfolio to be allocated to TBCAM which is different than the investment process currently used by the fund’s current portfolio managers. The Board discussed with representatives of Dreyfus the investment strategies to be employed by TBCAM in the management of its portion of the fund’s assets.The Board noted TBCAM’s reputation and experience, each portfolio manager’s experience, and Dreyfus’ experience in selecting, evaluating, and overseeing investment managers. Based on these factors, the Board supported a decision to approve the TBCAM Sub-Advisory Agreement.

Costs of Services to be Provided. The Board considered the proposed fee payable under the TBCAM Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus, and not the fund, and, thus, would not impact the fees paid by the fund. The Board concluded that the proposed fee payable to TBCAM by Dreyfus with respect to the assets to be allocated to TBCAM in its capacity as sub-adviser was reasonable and appropriate.

Profitability and Economies of Scale to be Realized. The Board recognized that, because TBCAM’s fee would be paid by Dreyfus, and not the fund, an analysis of profitability and economies of scale was more appropriate in the context of the Board’s consideration of the Investment Advisory Agreement for the fund pursuant to which Dreyfus provides the fund with investment advisory services (the “Investment Advisory Agreement”). Accordingly, considerations of profitability and economies of scale with respect to TBCAM were not relevant to the Board’s determination to approve the TBCAM Sub-Advisory Agreement.

The Board also considered whether there were any ancillary benefits that may accrue to TBCAM and its affiliates as a result of TBCAM’s relationship with the fund. The Board concluded that TBCAM may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that TBCAM is required to select brokers who meet the fund’s requirements for seeking best

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATION SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

execution, and that Dreyfus will monitor and evaluate TBCAM’s trade execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters. In addition, the Board recognized that, because TBCAM is a subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), BNY Mellon will benefit from the sub-investment advisory fee paid by Dreyfus to TBCAM.The Board concluded that the benefits that were expected to accrue to TBCAM and its affiliates by virtue of its relationship with the fund were reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, all of whose members are Independent Trustees, with the assistance of independent legal counsel, concluded that the initial approval of the TBCAM Sub-Advisory Agreement was in the best interests of the fund, and approved the TBCAM Sub-Advisory Agreement for the fund.

———————

At the October Board Meeting, Dreyfus also recommended the appointment of Mellon Capital Management Corporation (“Mellon Capital”), an affiliate of Dreyfus, to serve as a sub-adviser for the fund.The recommendation of Mellon Capital was based on, among other information, Dreyfus’ review and due diligence report relating to Mellon Capital and its investment advisory services. The Board members also noted that investment personnel of Mellon Capital currently serve as dual employees of Dreyfus and Mellon Capital in managing (as Dreyfus employees) certain other funds in the Dreyfus Family of Funds for which they serve as Board members and that Mellon Capital currently serves as sub-adviser to certain other funds in the Dreyfus Family of Funds.

At the October Board Meeting, the Board, all of whose members are Independent Trustees, considered and approved the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital (the “Mellon Capital Sub-Advisory Agreement”). In determining whether to approve the Mellon Capital Sub-Advisory Agreement, the Board considered the materials prepared by Dreyfus and other information received in advance of the October Board Meeting, which included: (i) a copy of the Mellon Capital Sub-Advisory Agreement between Dreyfus and Mellon Capital; (ii) information regarding the process by which Dreyfus selected and recommended Mellon Capital for Board approval; (iii) information regarding the nature, extent and quality of the services Mellon Capital would provide to the fund; (iv) information regarding Mellon Capital’s investment process, reputation, investment management business, personnel and operations; (v) information regarding Mellon Capital’s brokerage and trading policies and practices; (vi) information regarding the level of sub-investment advisory fee to be charged by Mellon Capital; (vii) information regarding Mellon Capital’s compliance program; and (viii) information regarding Mellon Capital’s financial condition.The Board also considered the substance of discussions with representatives of Dreyfus at the October Board Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by Mellon Capital. In examining the nature, extent and quality of the services to be provided by Mellon Capital to the fund, the Board considered (i) Mellon Capital’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to other investment portfolios; (iii) its proposed investment strategy for the fund; and (iv) its compliance pro-gram.The Board specifically took into account Mellon Capital’s investment process and research resources and capabilities, evaluating how

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATION SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

Mellon Capital would complement the other proposed investment strategies for the fund.The Board also discussed the acceptability of the terms of the Mellon Capital Sub-Advisory Agreement.The Board also considered the review process undertaken by Dreyfus, and Dreyfus’ favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by Mellon Capital. The Board concluded that the fund will benefit from the quality and experience of Mellon Capital’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by Mellon Capital were adequate and appropriate in light of Mellon Capital’s portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ recommendation to engage Mellon Capital, and supported a decision to approve the Mellon Capital Sub-Advisory Agreement.

Investment Performance of Mellon Capital. Because Mellon Capital would be a new sub-adviser for the fund, the Board could not consider Mellon Capital’s investment performance in managing a portion of the fund’s portfolio as a factor in evaluating the Mellon Capital Sub-Advisory Agreement during the October Board Meeting. In addition, there were no relevant historical returns for the investment process to be used by Mellon Capital managing the portion of the fund’s portfolio to be allocated to Mellon Capital.The Board discussed with representatives of Dreyfus the investment strategies to be employed by Mellon Capital in the management of its portion of the fund’s assets.The Board noted Mellon Capital’s reputation and experience, each portfolio manager’s experience, and Dreyfus’ experience in selecting, evaluating, and overseeing investment managers. Based on these factors, the Board supported a decision to approve the Mellon Capital Sub-Advisory Agreement.

Costs of Services to be Provided. The Board considered the proposed fee payable under the Mellon Capital Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus, and not the fund, and, thus, would not impact the fees paid by the fund.The Board concluded that the proposed fee payable to Mellon Capital by Dreyfus with respect to the assets to be allocated to Mellon Capital in its capacity as sub-adviser was reasonable and appropriate.

Profitability and Economies of Scale to be Realized.The Board recognized that, because Mellon Capital’s fee would be paid by Dreyfus, and not the fund, an analysis of profitability and economies of scale was more appropriate in the context of the Board’s consideration of the Investment Advisory Agreement. Accordingly, considerations of profitability and economies of scale with respect to Mellon Capital were not relevant to the Board’s determination to approve the Mellon Capital Sub-Advisory Agreement.

The Board also considered whether there were any ancillary benefits that may accrue to Mellon Capital and its affiliates as a result of Mellon Capital’s relationship with the fund.The Board concluded that Mellon Capital may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that Mellon Capital is required to select brokers who meet the fund’s requirements for seeking best execution, and that Dreyfus will monitor and evaluate Mellon Capital’s trade execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters. In addition, the Board recognized that, because Mellon Capital is a subsidiary of BNY Mellon, BNY Mellon will benefit from the sub-investment advisory fee paid by Dreyfus to Mellon Capital. The Board concluded that the benefits that were expected to accrue to Mellon Capital and its affiliates by virtue of its relationship with the fund were reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATION SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, all of whose members are Independent Trustees, with the assistance of independent legal counsel, concluded that the initial approval of the Mellon Capital Sub-Advisory Agreement was in the best interests of the fund, and approved the Mellon Capital Sub-Advisory Agreement for the fund.

———————

At the October Board Meeting, in connection with the engagement of TBCAM and Mellon Capital as sub-advisers for the fund, the Board considered the approval of amendment of the Investment Advisory Agreement and the fund’s Administration Agreement, pursuant to which Dreyfus provides the fund with administrative services (the “Administration Agreement” and together with the Investment Advisory Agreement, the “Agreement”). Dreyfus proposed to amend the Agreement so that no investment advisory fee or administration fee would be applied to the portion of the fund’s average daily net assets allocated to affiliated and unaffiliated open-end and closed-end funds (“Underlying Funds”), effective January 31, 2014 (the “Effective Date”), and to clarify Dreyfus’ ability to engage sub-investment advisers for the day-to-day management of all or a portion of the fund’s assets. The Board members, all of whom are Independent Trustees, were assisted in their review of the Agreement by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. Since the Board had renewed the Agreement at a Board meeting earlier in the year (the “2013 15(c) Meeting”), since which there had been no material changes in the information presented other than as discussed below, and would again consider renewal of the Agreement at a Board meeting on February 19-20, 2014 (the “February 2014 Board Meeting”), certain matters normally considered in connection with approval or renewal of an advisory or administration agreement or amendment thereof were not considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information available to them at the October Board Meeting and in previous presentations from Dreyfus representatives regarding the nature, extent and quality of services provided to funds in the Dreyfus Family of Funds and that, other than as discussed at the October Board Meeting regarding the engagement of TBCAM and Mellon Capital and investment in Underlying Funds and other changes to the fund’s investment strategies, there would be no material change to the services provided.The Board discussed with representatives of Dreyfus the portfolio management team and the investment strategies to be employed in the management of the fund’s assets under the amended Agreement.

The Board also considered that Dreyfus would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements and would supervise TBCAM and Mellon Capital.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. A Dreyfus representative noted that, as considered at the October Board Meeting, a Special Meeting of Shareholders is proposed for January 23, 2014, and shareholders of the fund would vote on several proposals with respect to the fund to become effective on the Effective Date, including the approval of the TBCAM Sub-Advisory Agreement and the Mellon Capital Sub-Advisory Agreement. Dreyfus representatives further noted that, as of the Effective Date, Dreyfus would allocate one-third of the fund’s total assets toTBCAM, one-third of the fund’s total assets to Mellon Capital and one-third of the fund’s total assets to Underlying Funds. The Board noted that the one-third being managed by TBCAM would be managed by a portfolio man-

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATION SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

agement team atTBCAM using a different investment process than the one currently used by the fund’s prior portfolio managers who were dual employees of Dreyfus and TBCAM and who not serve as portfolio managers of the fund.

The Board noted that there were no relevant historical returns for the investment process to be used by the fund, which is different than the investment process currently used by the fund’s portfolio managers.The Board also discussed with representatives of Dreyfus the investment strategies to be employed by each of TBCAM and Mellon Capital in the management of its respective portion of the fund’s assets and Dreyfus’ allocation methodology and noted Dreyfus’ experience in selecting, evaluating, and overseeing investment managers.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2015, so that annual direct fund operating expenses of each of the fund’s share classes (excluding fees and expenses of the Underlying Funds, Rule 12b-1 Distribution Plan fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35% of the fund’s average daily net assets.

Analysis of Profitability and Economies of Scale.The Board had considered profitability, economies of scale and potential benefits to Dreyfus of the Agreement at the 2013 15(c) Meeting. Dreyfus representatives noted that the amendments were anticipated to result in a reduction in Dreyfus’ fee (and therefor negatively impacting profitability and economies of scale) and that potential benefits would not change materially as a result of the amendments from those considered at the 2013 15(c) Meeting (noting that Dreyfus’ fees from Underlying Funds were anticipated to be less than the fees on corresponding assets paid under the Agreement currently).

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to amendment of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus continue to be adequate and appropriate.

  The Board concluded that the fees to be paid to Dreyfus are reason- able in light of the considerations described above.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives.

The Fund 51

NOTES

Dreyfus/Newton
International Equity Fund

SEMIANNUAL REPORT March 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
35	Information About the Renewal of the Fund’s Investment Advisory, Administration and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/Newton
International Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/Newton International Equity Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months produced generally favorable results for international equities. Stocks in the world’s developed markets advanced, on average, as Europe appeared to put its sovereign debt and banking crises behind it, while Japanese equities appreciated more modestly in the wake of previous robust gains as the country endeavored to reflate its long-stagnant domestic economy. In contrast, the emerging markets mostly continued to struggle with local economic slowdowns and depreciating currencies, causing their stock markets to lag global market averages.

Looking forward, we anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging.We also expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Paul Markham, Lead Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus/Newton International Equity Fund’s Class A shares produced a total return of 2.27%, Class C shares returned 1.87%, Class I shares returned 2.49%, and Class Y shares returned 2.47%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 6.41% for the same period.2

Evidence of economic improvement helped support international stock market gains over the reporting period. The fund underperformed its benchmark, mainly due to overweighted exposure to Japan and security selection shortfalls in the financials sector.

The Fund’s Investment Approach

The fund normally invests at least 80% of its assets in common stocks, securities convertible into common stocks of foreign companies, and in depositary receipts evidencing ownership in such securities. The process of selecting investments begins with Newton’s core list of global investment themes.These themes are based on observable economic, industrial, or social trends (typically global) that Newton believes will positively or negatively affect certain sectors or industries. The list of themes is discussed and updated on a regular basis. For instance, Newton’s Debt Burden theme asserts that excessive debt is weighing on economic activity, and that the way in which deleveraging occurs is critical to the outlook for economics and financial markets. Elsewhere, Newton’s Net Effects theme focuses upon the opportunities and risks inherent in the growth of information technology networks around the world.

Signs of Strength in Developed Markets

Investors in the world’s more developed markets generally responded positively to improving global economic data over the reporting period. After several years of economic weakness in Europe, investors began warming to the equity markets’ opportunities as growth picked up in core countries, such as Germany, and long-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

awaited signs of recovery emerged in some of the region’s more troubled economies. Investors responded particularly positively in November 2013 to a surprise reduction in short-term interest rates by the European Central Bank. However, the Japanese stock market pulled back during the reporting period as it digested earlier gains stemming from President Shinzo Abe’s aggressively stimulative monetary and fiscal policies.The world’s emerging markets also generally struggled due to declining economic growth, widespread political uncertainty, military intervention in Eastern Europe, and a natural disaster in the Philippines.

In this environment, traditionally defensive market segments fared best, including the health care, telecommunications services and utilities sectors. The consumer discretionary, consumer staples and industrials sectors lagged market averages.

Allocation and Selection Strategies Weighed on Results

The fund’s overweighted allocation to Japan proved disadvantageous during the reporting period amid concerns regarding domestic economic conditions and an impending sales tax increase, which particularly affected the fund’s consumer-related holdings. For example, Japan Tobacco and retailer Don Quijote Holdings struggled in anticipation of the tax increase. Japan Tobacco also was hurt by a lack of pricing power and a Chinese ban on smoking in public places. Disappointing stock selections in Europe, including underweighted exposure to rallying financial institutions, weighed on relative results.Among individual holdings, the fund was hurt by Japanese bank Nomura Holdings, which suffered amid investor disenchantment with the government’s stimulus plans; Toyota Motor, which was swept up in the general investor backlash against Japan; and Chinese footwear retailer Belle International Holdings, which faced intensifying pressure from online competition.

The fund achieved better results through successful stock selections in the energy and industrials sectors. The fund’s top individual performers included diversified consumer staples company Associated British Foods, which successfully expanded its discount clothing subsidiary. Japanese building materials provider LIXIL Group recovered from previous concerns over its acquisition activity. Investment manager Aberdeen Asset Management, which was sold during the reporting period, benefited from rallying financial markets. Swiss pharmaceutical developer Actelion reported positive research-and-development news and strong financial results. Swiss insurer

4

Zurich Insurance Group was boosted by positive financial results and the appointment of a new chief financial officer.

Maintaining a Cautious Approach

As of the reporting period’s end, we have maintained a relatively defensive investment posture as we remain wary of the risks associated with chasing market momentum. Nevertheless, changes in market fundamentals and corrections in valuations may provide buying opportunities among securities where we have long-term conviction in their growth potential.

This positioning is reflected in the fund’s overweighted exposure to the health care and consumer discretionary sectors. Conversely, we have identified fewer opportunities in the materials and industrials sectors.Although we have reduced the fund’s underweighted position in the financials sector, we remain cautious regarding European banks. From a country perspective, we have maintained a significantly overweighted position in Japan, as central bank support, positive earnings, and higher inflation could produce gains for fundamentally sound companies with strong competitive positions.

April 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries.The Index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Newton International Equity Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.56	$10.32	$5.10	$5.10
Ending value (after expenses)	$1,022.70	$1,018.70	$1,024.90	$1,024.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.54	$10.30	$5.09	$5.09
Ending value (after expenses)	$1,018.45	$1,014.71	$1,019.90	$1,019.90

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.01% for
Class I and 1.01% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2014 (Unaudited)

Common Stocks—96.1%	Shares		Value ($)
Australia—.8%
Dexus Property Group	5,958,988		5,858,950
Belgium—1.0%
Anheuser-Busch InBev	70,272		7,386,274
Brazil—.3%
International Meal Company Holdings	269,558	[a]	2,045,742
China—.8%
Sun Art Retail Group	4,723,000		5,937,685
Finland—1.0%
Nokia	953,463	[a]	7,020,175
France—6.8%
Air Liquide	90,436		12,266,843
Sanofi	130,422		13,629,175
Total	332,838		21,860,896
			47,756,914
Germany—8.8%
Bayer	96,080		12,993,611
Brenntag	53,222		9,883,277
Deutsche Bank	126,056		5,638,606
Gerry Weber International	180,762		8,945,214
LEG Immobilien	212,303	[a]	13,932,458
SAP	132,131		10,695,234
			62,088,400
Hong Kong—4.7%
AIA Group	2,111,912		10,034,010
Belle International Holdings	4,613,255		4,603,098
Jardine Matheson Holdings	172,800		10,962,497
Man Wah Holdings	4,532,800		7,675,370
			33,274,975
Israel—1.1%
Bank Hapoalim	1,317,529		7,517,267

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan—25.7%
Don Quijote Holdings	245,200	12,646,968
FANUC	50,300	8,856,456
Japan Airlines	141,493	6,955,743
Japan Display	358,200	2,502,177
Japan Tobacco	289,600	9,080,781
Lawson	135,200	9,556,611
LIXIL Group	361,800	9,959,955
M3	452,000	7,411,621
Makita	174,200	9,618,362
Mitsubishi UFJ Financial Group	1,953,800	10,717,901
NGK Spark Plug	419,000	9,397,075
Nissan Motor	974,700	8,674,735
Nomura Holdings	1,954,000	12,513,007
Sawai Pharmaceutical	93,600	5,732,435
Sugi Holdings	306,700	13,663,606
Suntory Beverage & Food	269,600	9,279,020
Tokyo Electron	115,900	7,115,716
TOPCON	647,900	10,593,739
Toyota Motor	306,500	17,249,443
		181,525,351
Mexico—1.4%
Grupo Financiero Santander Mexico, Cl. B, ADR	803,041	9,869,374
Netherlands—3.1%
Reed Elsevier	401,048	8,678,624
Wolters Kluwer	476,291	13,452,747
		22,131,371
Norway—2.0%
DNB	820,349	14,276,131
Philippines—2.5%
Energy Development	74,735,800	9,448,223

8

Common Stocks (continued)	Shares		Value ($)
Philippines (continued)
LT Group	22,056,700		8,577,931
			18,026,154
Sweden—1.4%
TeliaSonera	1,289,401		9,732,317
Switzerland—14.4%
Actelion	77,340	[a]	7,333,409
Credit Suisse Group	401,133	[a]	12,989,438
Nestle	267,056		20,122,365
Novartis	218,046		18,519,827
Roche Holding	65,818		19,784,004
Swisscom	12,847		7,888,973
Zurich Insurance Group	49,127	[a]	15,096,794
			101,734,810
United Kingdom—20.3%
Associated British Foods	172,798		8,012,995
Barclays	3,193,827		12,457,844
British American Tobacco	148,648		8,275,777
Centrica	2,287,414		12,596,388
GlaxoSmithKline	552,532		14,719,160
Imagination Technologies Group	677,192	[a]	2,292,181
Merlin Entertainments	1,160,731	[b]	7,298,668
Prudential	891,945		18,895,011
Royal Dutch Shell, Cl. B	513,432		20,030,577
SSE	393,156		9,640,177
Vodafone Group	5,014,044		18,459,367
Wolseley	194,277		11,078,082
			143,756,227
Total Common Stocks
(cost $571,762,814)			679,938,117

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—3.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,222,874)	27,222,874 [c]	27,222,874

Total Investments (cost $598,985,688)	99.9%	707,160,991
Cash and Receivables (Net)	.1%	589,057
Net Assets	100.0%	707,750,048

ADR—American Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2014, this security was valued at $7,298,668 or 1.0% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.7	Telecommunication Services	5.1
Health Care	15.7	Utilities	4.5
Consumer Discretionary	15.1	Information Technology	3.8
Consumer Staples	13.3	Money Market Investment	3.8
Industrial	8.3	Materials	1.7
Energy	5.9		99.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			571,762,814	679,938,117
Affiliated issuers			27,222,874	27,222,874
Cash				1,502,881
Cash denominated in foreign currencies			477,922	478,494
Dividends receivable				3,788,346
Receivable for investment securities sold				1,795,024
Receivable for shares of Beneficial Interest subscribed				1,741,405
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				1,012,750
Prepaid expenses				39,616
				717,519,507
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				706,127
Payable for investment securities purchased				7,938,195
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				550,483
Payable for shares of Beneficial Interest redeemed				541,154
Accrued expenses				33,500
				9,769,459
Net Assets ($)				707,750,048
Composition of Net Assets ($):
Paid-in capital				585,536,379
Accumulated undistributed investment income—net				9,668,828
Accumulated net realized gain (loss) on investments				3,869,124
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				108,675,717
Net Assets ($)				707,750,048

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	9,768,783	1,246,967	688,915,579	7,818,719
Shares Outstanding	481,393	62,211	34,077,022	386,937
Net Asset Value Per Share ($)	20.29	20.04	20.22	20.21

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $503,734 foreign taxes withheld of source):
Unaffiliated issuers	12,630,228
Affiliated issuers	9,143
Income from securities lending—Note 1(c)	11,716
Total Income	12,651,087
Expenses:
Investment advisory fee—Note 3(a)	2,374,981
Shareholder servicing costs—Note 3(c)	325,413
Custodian fees—Note 3(c)	97,308
Administration fees— Note 3(a)	91,029
Registration fees	39,752
Professional fees	32,857
Trustees’ fees and expenses—Note 3(d)	19,321
Prospectus and shareholders’ reports	6,484
Distribution fees—Note 3(b)	4,516
Loan commitment fees—Note 2	2,982
Miscellaneous	21,798
Total Expenses	3,016,441
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	3,016,437
Investment Income—Net	9,634,650
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	19,446,566
Net realized gain (loss) on forward foreign currency exchange contracts	166,584
Net Realized Gain (Loss)	19,613,150
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(15,140,266)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	1,043,889
Net Unrealized Appreciation (Depreciation)	(14,096,377)
Net Realized and Unrealized Gain (Loss) on Investments	5,516,773
Net Increase in Net Assets Resulting from Operations	15,151,423

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013[a]
Operations ($):
Investment income—net	9,634,650	6,725,897
Net realized gain (loss) on investments	19,613,150	32,104,423
Net unrealized appreciation
(depreciation) on investments	(14,096,377)	49,773,557
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,151,423	88,603,877
Dividends to Shareholders from ($):
Investment income—net:
Class A	(142,170)	(88,183)
Class C	(13,199)	(880)
Class I	(9,907,582)	(6,512,959)
Class Y	(20)	—
Total Dividends	(10,062,971)	(6,602,022)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	897,513	2,287,145
Class C	341,088	223,635
Class I	169,160,940	109,529,721
Class Y	7,787,350	1,000
Dividends reinvested:
Class A	141,362	87,532
Class C	13,199	880
Class I	4,475,491	2,853,477
Cost of shares redeemed:
Class A	(753,661)	(1,685,573)
Class C	(96,034)	(101,618)
Class I	(24,955,371)	(87,866,516)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	157,011,877	25,329,683
Total Increase (Decrease) in Net Assets	162,100,329	107,331,538
Net Assets ($):
Beginning of Period	545,649,719	438,318,181
End of Period	707,750,048	545,649,719
Undistributed investment income—net	9,668,828	10,097,149

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013[a]
Capital Share Transactions:
Class A
Shares sold	44,442	122,017
Shares issued for dividends reinvested	7,216	5,089
Shares redeemed	(37,034)	(90,839)
Net Increase (Decrease) in Shares Outstanding	14,624	36,267
Class C
Shares sold	17,075	11,768
Shares issued for dividends reinvested	680	52
Shares redeemed	(4,760)	(5,821)
Net Increase (Decrease) in Shares Outstanding	12,995	5,999
Class I
Shares sold	8,463,721	5,861,410
Shares issued for dividends reinvested	229,512	166,675
Shares redeemed	(1,240,051)	(4,836,153)
Net Increase (Decrease) in Shares Outstanding	7,453,182	1,191,932
Class Y
Shares sold	386,884	52.85

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	20.15		16.96	14.74	16.80	16.27	18.18
Investment Operations:
Investment income—net[a]	.28		.21	.18	.19	.21	.29
Net realized and unrealized
gain (loss) on investments	.17		3.19	2.52	(1.82)	.44	(1.57)
Total from Investment Operations	.45		3.40	2.70	(1.63)	.65	(1.28)
Distributions:
Dividends from
investment income—net	(.31)		(.21)	(.23)	(.17)	(.12)	(.16)
Dividends from net realized
gain on investments	—		—	(.25)	(.26)	—	(.47)
Total Distributions	(.31)		(.21)	(.48)	(.43)	(.12)	(.63)
Net asset value, end of period	20.29		20.15	16.96	14.74	16.80	16.27
Total Return (%)[b]	2.27	[c]	20.24	18.92	(10.10)	3.99	(6.33)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.30	[d]	1.34	1.32	1.32	1.32	1.52
Ratio of net expenses
to average net assets	1.30	[d]	1.34	1.32	1.32	1.32	1.26
Ratio of net investment income
to average net assets	2.73	[d]	1.11	1.14	1.06	1.29	2.27
Portfolio Turnover Rate	25.73	[c]	55.27	57.88	63.28	64.45	115.69
Net Assets, end of period
($ x 1,000)	9,769		9,404	7,300	9,766	18,901	16,864

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2014				Year Ended September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.90		16.70	14.54	16.59	16.17	18.14
Investment Operations:
Investment income—net[a]	.21		.05	.07	.05	.08	.26
Net realized and unrealized
gain (loss) on investments	.16		3.17	2.47	(1.79)	.45	(1.59)
Total from Investment Operations	.37		3.22	2.54	(1.74)	.53	(1.33)
Distributions:
Dividends from
investment income—net	(.23)		(.02)	(.13)	(.05)	(.11)	(.17)
Dividends from net realized
gain on investments	—		—	(.25)	(.26)	—	(.47)
Total Distributions	(.23)		(.02)	(.38)	(.31)	(.11)	(.64)
Net asset value, end of period	20.04		19.90	16.70	14.54	16.59	16.17
Total Return (%)[b]	1.87	[c]	19.31	17.92	(10.79)	3.20	(6.67)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05	[d]	2.13	2.16	2.07	2.11	1.83
Ratio of net expenses
to average net assets	2.05	[d]	2.13	2.16	2.07	2.11	1.42
Ratio of net investment income
to average net assets	2.08	[d]	.28	.42	.31	.52	2.07
Portfolio Turnover Rate	25.73	[c]	55.27	57.88	63.28	64.45	115.69
Net Assets, end of period
($ x 1,000)	1,247		979	722	924	1,345	1,191

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
March 31, 2014				Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	20.10		16.92	14.77	16.84	16.27	18.21
Investment Operations:
Investment income—net[a]	.32		.26	.24	.26	.25	.30
Net realized and unrealized
gain (loss) on investments	.17		3.18	2.49	(1.86)	.45	(1.59)
Total from Investment Operations	.49		3.44	2.73	(1.60)	.70	(1.29)
Distributions:
Dividends from
investment income—net	(.37)		(.26)	(.33)	(.21)	(.13)	(.18)
Dividends from net realized
gain on investments	—		—	(.25)	(.26)	—	(.47)
Total Distributions	(.37)		(.26)	(.58)	(.47)	(.13)	(.65)
Net asset value, end of period	20.22		20.10	16.92	14.77	16.84	16.27
Total Return (%)	2.49	[b]	20.62	19.27	(9.90)	4.31	(6.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01	[c]	1.01	1.04	1.05	1.07	1.16
Ratio of net expenses
to average net assets	1.01	[c]	1.01	1.04	1.05	1.07	1.13
Ratio of net investment income
to average net assets	3.25	[c]	1.42	1.54	1.48	1.57	2.41
Portfolio Turnover Rate	25.73	[b]	55.27	57.88	63.28	64.45	115.69
Net Assets, end of period
($ x 1,000)	688,916		535,265	430,297	484,349	500,811	331,986

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2014		Period Ended
Class Y Shares	(Unaudited)		September 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	20.11		18.74
Investment Operations:
Investment income—net[b]	.37		.06
Net realized and unrealized
gain (loss) on investments	.11		1.31
Total from Investment Operations	.48		1.37
Distributions:
Dividends from investment income—net	(.38)		—
Net asset value, end of period	20.21		20.11
Total Return (%)[c]	2.47		6.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.01		.94
Ratio of net expenses to average net assets[d]	1.01		.94
Ratio of net investment income
to average net assets[d]	5.17		1.19
Portfolio Turnover Rate	25.73	[c]	55.27
Net Assets, end of period ($ x 1,000)	7,819		1

a From the close of business on July 1, 2013 (commencement of initial offering) to September 30, 2013. b Based on average shares outstanding at each month end. c Not annualized. d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Newton International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial services providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. ClassY shares are offered at net asset value generally to institutional investors. Other differences

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

	Level 2—Other		Level 3—
Level 1—	Significant		Significant
Unadjusted	Observable		Unobservable
Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks† 9,869,374	670,068,743	††	—	679,938,117

22

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Mutual Funds	27,222,874	—	—	27,222,874
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	1,012,750	—	1,012,750
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(550,483)	—	(550,483)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2013, $522,098,678 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actu-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ally received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2014, The Bank of New York Mellon earned $2,322 from lending portfolio securities, pursuant to the securities lending agreement.

24

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2013 ($)	Purchases ($)	Sales ($)	3/31/2014 (%)	Assets ($)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	10,666,351	181,076,551	164,520,028	27,222,874	3.8
Dreyfus
Institutional
Cash
Advantage
Fund	—	9,322,774	9,322,774	—	—
Total	10,666,351	190,399,325	173,842,802	27,222,874	3.8

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $11,348,310 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. The fund has $6,709,345 of post-enactment short-term capital losses and $4,638,965 post-enactment long-term capital losses which can be carried forward for an unlimited period.

26

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows: ordinary income $6,602,022. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual percentage rate of the value of the fund’s average daily net assets.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services,

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $91,029 during the period ended March 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2014, Class C shares were charged $4,516 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Class A and Class C shares were charged $11,835 and $1,506, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is

28

approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $1,628 for transfer agency services and $47 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $97,308 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $462,137, Distribution Plan fees $785, Shareholder Services Plan fees $2,313, custodian fees $75,868, Chief Compliance Officer fees $2,285, administration fees $15,170 and transfer agency fees $147,569.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2014, amounted to $295,973,176 and $149,246,785, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited

30

to the unrealized gain on each open contract.The following summarizes open forward contracts at March 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
5/15/2014 [a]	12,522,756	11,160,903	11,577,577	416,674
British Pound,
Expiring
4/1/2014 [a]	1,063,829	1,767,924	1,773,551	5,627
Euro,
Expiring:
4/1/2014 [b]	703,809	970,718	969,607	(1,111)
6/13/2014 [c]	3,841,237	5,274,178	5,291,290	17,112
Hong Kong Dollar,
Expiring
4/1/2014 [b]	2,165,505	279,164	279,186	22
Japanese Yen,
Expiring:
4/1/2014 [b]	284,970	2,788	2,761	(27)
4/2/2014 [d]	219,996,201	2,149,863	2,131,436	(18,427)
4/3/2014 [b]	52,648,370	510,103	510,084	(19)
5/15/2014 [b]	510,636,000	5,018,289	4,948,512	(69,777)
5/15/2014 [d]	1,123,166,000	11,037,944	10,884,467	(153,477)
6/13/2014 [d]	541,319,000	5,319,827	5,246,650	(73,177)
Norwegian Krone,
Expiring
4/1/2014 [d]	1,183,830	197,247	197,707	460
Philippine Peso,
Expiring
4/2/2014 [e]	10,894,953	243,028	242,947	(81)
Swedish Krona,
Expiring:
4/1/2014 [c]	845,335	130,368	130,608	240
5/15/2014 [d]	33,059,176	5,066,773	5,104,135	37,362
Swiss Franc,
Expiring
4/1/2014 [b]	1,214,526	1,368,234	1,373,821	5,587

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Australian Dollar,
Expiring
5/15/2014 [d]	12,192,119	11,037,944	11,271,895	(233,951)
British Pound,
Expiring
4/2/2014 [b]	100,028	166,324	166,760	(436)
Euro,
Expiring
6/13/2014 [d]	3,840,986	5,319,827	5,290,945	28,882
Japanese Yen,
Expiring:
5/15/2014 [a]	1,123,166,000	11,160,903	10,884,467	276,436
5/15/2014 [d]	510,636,000	5,066,773	4,948,512	118,261
6/13/2014 [c]	541,319,000	5,274,178	5,246,650	27,528
Swedish Krona,
Expiring
5/15/2014 [b]	31,994,336	5,018,289	4,939,730	78,559
Gross Unrealized
Appreciation				1,012,750
Gross Unrealized
Depreciation				(550,483)

Counterparties:
a	UBS
b	Royal Bank of Scotland
c	Barclays Bank
d	JP Morgan Chase Bank
e	Deutsche Bank

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

32

At March 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1,012,750	(550,483)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,012,750	(550,483)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	1,012,750	(550,483)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of March 31, 2014:

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Barclays Bank	44,880	—	—	—	44,880
JP Morgan
Chase Bank	184,965	(184,965)	—	—	—
Royal Bank of
Scotland	84,168	(71,370)	—	—	12,798
UBS	698,737	—	—	—	698,737
Total	1,012,750	(256,335)	—	—	756,415

		Financial
		Instruments
and
		Derivatives	Securities	Cash
	Gross Amount of	Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Deutsche Bank	(81)	—	—	—	(81)
JP Morgan
Chase Bank	(479,032)	184,965	—	—	(294,067)
Royal Bank of
Scotland	(71,370)	71,370	—	—	—
Total	(550,483)	256,335	—	—	(294,148)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2014:

Average Market Value ($)
Forward contracts	43,894,602

At March 31, 2014, accumulated net unrealized appreciation on investments was $108,175,303, consisting of $124,977,920 gross unrealized appreciation and $16,802,617 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

34

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY, ADMINISTRATION AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group medians for the various periods, except the two-year period when the fund’s performance was above the Performance Group median and the fund’s total return performance was below the Performance Universe medians for the various periods, except the two- and three-year periods when the fund’s performance was above the Performance Universe medians.The Board discussed with represen-

36

tatives of Dreyfus and the Sub-Adviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance. A representative of the Sub-Adviser reminded the Board members that high quality, low-beta stocks have been out of favor, which affected the fund’s one-year relative total return performance. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver in effect pursuant to the Administration Agreement. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and

38

decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was generally satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

40

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Tax Sensitive
Total Return Bond Fund

SEMIANNUAL REPORT March 31, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
27	Notes to Financial Statements
38	Proxy Results
39	Information About the Renewal of the Fund’s Investment Advisory and Fund Accounting and Administrative Services Agreements and the Approval of the Fund’s Sub-Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Tax Sensitive
Total Return Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Tax Sensitive Total Return Bond Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally stabilized over the past six months in the wake of previously heightened volatility, enabling them to post positive total returns, on average, for the reporting period. Investors generally took the Federal Reserve Board’s gradual shift to a more moderately accommodative monetary policy in stride, investor demand rebounded while the supply of newly issued securities ebbed, and most states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen over the next year, which could support higher tax revenues for most states and municipalities. We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. However, municipal bonds could prove sensitive to rising long-term interest rates as the economic recovery gains additional traction.As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Christine L. Todd,Thomas Casey, Daniel Rabasco and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus Tax Sensitive Total Return Bond Fund’s Class A shares produced a total return of 2.04%, Class C shares returned 1.62%, Class I shares returned 2.17%, and Class Y shares returned 2.20%.1 In comparison, the fund’s benchmark, the Barclays 3-, 5-, 7-, 10-Year Municipal Bond Index (the “Index”), provided a total return of 2.02% for the same period.2

Despite heightened volatility early in the reporting period, municipal bonds fared relatively well as investor demand rebounded and credit conditions improved. The fund’s Class A, Class I, and ClassY shares outperformed the benchmark, mainly due to an emphasis on revenue-backed bonds and intermediate-term securities.

Effective February 21, 2014 (the “Effective Date”), the fund changed its name, investment objective, investment strategy and certain fundamental investment policies, and Jeffrey Burger and Daniel Rabasco became portfolio managers.

The Fund’s Investment Approach

As of the Effective Date, the fund seeks high after-tax total return.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds.The fund normally invests at least 65% of its net assets in municipal bonds that provide income exempt from federal personal income tax.The fund may invest up to 35% of its net assets in taxable bonds.The fund invests principally in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality.3 The fund may invest up to 25% of its assets in bonds rated below investment grade.

We seek relative value opportunities among municipal bonds and to invest selectively in taxable securities with the potential to enhance after-tax total return and/or reduce volatility. We use a combination of fundamental credit analysis and macroeconomic and quantitative inputs to identify undervalued sectors and securities, and we select municipal bonds using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Municipal Bonds Rebounded from Earlier Weakness

After struggling with rising long-term interest rates in a recovering U.S. economy, municipal bonds stabilized over the fourth quarter of 2013, and the first three months of 2014 witnessed a market recovery. Uncertainty regarding changes in U.S. monetary policy was largely resolved in December when the Federal Reserve Board (the “Fed”) began to taper its quantitative easing program, helping buoy investor demand. Demand was particularly robust for higher yielding securities when investors sought to reinvest interest payments in municipal bonds with higher coupon rates. Demand from nontraditional investors, such as banks, also proved strong. Meanwhile, the supply of newly issued municipal bonds declined due to less refinancing activity in the rising interest rate environment.

The economic rebound resulted in better underlying credit conditions for most issuers, as improving tax revenues and reduced spending enabled many states to balance their budgets and replenish reserves. However, credit concerns lingered with regard to the fiscal problems of two major issuers:The City of Detroit filed for bankruptcy protection during the summer of 2013, and in September, municipal bonds issued by Puerto Rico lost value after media reports detailed the U.S. territory’s economic challenges.

Revenue Bonds Boosted Relative Performance

The fund’s relative performance during the reporting period was buoyed by an overweighted position in revenue-backed municipal bonds, particularly those backed by hospitals, airports, and the states’ settlement of litigation with U.S. tobacco companies. The fund also benefited from our interest rate strategies, including underweighted exposure to municipal bonds with maturities in the zero- to five-year range and overweighted positions in 10-year maturities. We maintained a slightly long average duration compared to the benchmark, which enabled the fund to participate more fully in gains among longer-dated securities.

After the Effective Date, we reallocated approximately 5% of the fund’s assets to taxable bonds, including shorter term commercial mortgage-backed securities, asset-backed bonds secured by automobile loan receivables, and bonds backed by student loans from Sallie Mae.

4

Although disappointments proved relatively mild during the reporting period, even light exposure to Puerto Rico bonds weighed on relative performance. Higher quality essential-services revenue bonds also lagged market averages.

Staying Focused on Income

We believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed is tapering its quantitative easing program, and we expect this positive trend to continue. However, we are cautious regarding municipal bonds in the wake of recent market gains. Moreover, we remain watchful for stronger-than-expected economic data, which could drive longer term interest rates higher and cause yield differences to widen along the market’s maturity spectrum. Therefore, we have continued to emphasize income-oriented municipal bonds, which we believe are likely to hold up relatively well in a rising interest rate environment. We are also looking for taxable bond opportunities that will enhance total return and minimize portfolio return volatility.

April 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments of the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class I nor ClassY shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.The total return figures presented for ClassY shares of the fund reflect the performance since 7/1/13 (the inception date for ClassY shares). Return figures provided reflect the absorption of certain fund expenses by The Dreyfus
Corporation, pursuant to an agreement in effect through February 21, 2015, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc.
3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Sensitive Total Return Bond Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.53	$7.29	$2.27	$2.27
Ending value (after expenses)	$982.10	$978.30	$983.30	$1,005.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.53	$7.29	$2.27	$2.27
Ending value (after expenses)	$1,021.44	$1,017.70	$1,022.69	$1,022.69

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for
Class I and .45% for Class Y multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Corporate Bonds—1.9%	Rate (%)	Date	Amount ($)	Value ($)
Consumer Finance;
SLM,
Sr. Unscd. Notes
(cost $2,882,716)	4.88	6/17/19	2,800,000	2,855,692

Long-Term Municipal
Investments—92.1%
Alabama—.8%
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,110,380
Arizona—.3%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	375,000	376,841
California—14.0%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,748,010
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,111,870
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,149,320
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000	1,186,300
California,
GO (Various Purpose)	5.00	10/1/24	1,000,000	1,130,190
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,199,353
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,280,087
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,163,555
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,180,250

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; AMBAC)	4.60	6/1/23	750,000	776,835
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/20	1,000,000	1,196,200
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000	1,214,060
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,436,415
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,280,540
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,153,810
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	534,035
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/18	1,000,000	1,138,320
Colorado—.6%
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/22	720,000	827,129
Connecticut—.8%
Connecticut,
GO	5.00	10/15/21	1,000,000	1,183,610
District of Columbia—.8%
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/24	1,000,000	1,137,010
Florida—9.2%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,709,580

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Florida Department of
Transportation,
Turnpike Revenue	5.00	7/1/25	1,000,000	1,169,730
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,135,930
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,130,400
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,283,640
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,359,140
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	102,449
Orlando-Orange County
Expressway Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/18	1,000,000	1,153,160
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	842,040
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	568,100
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,151,380
Georgia—7.8%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,078,580
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,134,740
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,216,110

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia (continued)
DeKalb County,
Water and Sewerage Revenue	5.00	10/1/21	2,380,000	2,784,172
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,380,742
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,158,060
Private Colleges and Universities
Authority, Revenue
(Emory University)	5.00	9/1/16	2,500,000	2,772,750
Illinois—8.4%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.25	1/1/24	1,500,000	1,698,105
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,097,380
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,310,220
Chicago,
GO (Project and Refunding Series)	5.00	1/1/25	1,000,000	1,072,090
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)
(Escrowed to Maturity)	7.88	12/1/14	100,000	105,153
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	681,954
Illinois,
GO	5.00	7/1/22	900,000	1,012,464
Illinois,
GO	5.00	8/1/22	500,000	562,600
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,062,800

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,646,280
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,114,400
Indiana—2.2%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,809,210
Knox County,
EDR (Good Samaritan
Hospital Project)	5.00	4/1/23	1,300,000	1,422,707
Kansas—2.0%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,651,659
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,345,155
Kentucky—.8%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage
System Revenue	5.00	5/15/23	1,000,000	1,168,780
Louisiana—1.6%
Louisiana,
State Highway
Improvement Revenue	5.00	6/15/25	1,000,000	1,179,360
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/20	1,000,000	1,139,860
Maryland—.7%
Maryland Economic
Development Corporation,
EDR (Transportation
Facilities Project)	5.13	6/1/20	1,000,000	1,072,750

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan—2.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,018,030
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,708,335
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/16	1,000,000	1,096,640
New Jersey—4.0%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,115,310
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,420,878
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/25	1,000,000	1,130,020
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,108,490
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	12/15/16	1,000,000	1,116,650
New York—11.2%
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/24	2,000,000	2,344,440
New York City,
GO	5.00	8/1/16	1,300,000	1,437,449
New York City,
GO	5.00	8/1/21	2,000,000	2,323,500

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO	5.00	3/1/25	1,000,000		1,160,230
New York City Health and Hospitals
Corporation, Health
System Revenue	5.00	2/15/19	1,000,000		1,152,910
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000		1,165,930
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000		1,127,750
New York State Urban Development
Corporation, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/19	1,475,000		1,724,083
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)	5.00	6/1/20	1,500,000		1,628,655
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,150,000		2,515,672
North Carolina—.6%
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)
(Insured; AMBAC)	0.07	10/1/22	1,000,000	[a]	913,750
Ohio—2.8%
Ohio Air Quality Development
Authority, Air Quality
Development Revenue (The
Cincinnati Gas and Electric
Company Project)
(Insured; AMBAC)	0.31	9/1/37	1,325,000	[a]	1,212,375

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	5.00	12/1/23	1,500,000	1,761,735
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000	1,177,775
Pennsylvania—2.9%
Pennsylvania Economic
Development Financing
Authority, Unemployment
Compensation Revenue	5.00	7/1/22	2,000,000	2,186,860
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,131,390
Philadelphia School District,
GO	5.00	9/1/14	1,000,000	1,018,960
Rhode Island—.6%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	700,000	836,339
South Dakota—1.8%
South Dakota Conservancy District,
Revenue (State Revolving
Fund Program)	5.00	8/1/17	2,370,000	2,694,050
Tennessee—.8%
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	1,000,000	1,194,380
Texas—9.8%
Corpus Christi,
Utility System Junior Lien
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/23	1,725,000	2,001,259

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000		1,581,678
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,125,730
Love Field Airport Modernization
Corporation, Special
Facilities Revenue
(Southwest Airlines
Company—Love Field
Modernization Program Project)	5.00	11/1/15	1,000,000		1,053,900
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.00	10/1/20	1,210,000		1,384,385
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000		550,909
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,166,780
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,132,020
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	9/1/16	10,000	[b]	9,854
Texas Transportation Commission,
State Highway Fund
First Tier Revenue	5.00	4/1/16	1,000,000		1,091,860
Texas Transportation Commission,
State Highway Fund
First Tier Revenue	5.00	4/1/20	1,905,000		2,143,144

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
West Travis County Public Utility
Agency, Revenue	5.00	8/15/23	1,140,000	1,281,280
Utah—.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	5,000	5,009
Virginia—1.6%
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000	2,346,160
Washington—1.2%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/19	1,500,000	1,765,305
West Virginia—.9%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000	1,290,960
Wyoming—.4%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	625,000	657,925
U.S. Related—.9%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000	1,384,515
Total Long-Term Municipal Investments
(cost $130,618,244)				136,193,009

16

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.3%	Rate (%)	Date	Amount ($)		Value ($)
Michigan;
University of Michigan Regents,
General Revenue
(cost $1,900,000)	0.04	4/1/14	1,900,000	[c]	1,900,000

Total Investments (cost $135,400,960)			95.3%		140,948,701
Cash and Receivables (Net)			4.7%		6,994,960
Net Assets			100.0%		147,943,661

a Variable rate security—interest rate subject to periodic change.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note—rate shown is the interest rate in effect at March 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	19.9	Housing	1.3
Utility-Water and Sewer	14.1	Industrial	1.1
Education	12.6	County	.8
Utility-Electric	9.2	Lease	.8
State/Territory	6.9	Pollution Control	.6
Special Tax	6.5	Prerefunded	.6
Health Care	5.1	Other	9.8
City	4.1
Consumer Finance	1.9		95.3

†	Based on net assets.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	135,400,960	140,948,701
Cash		5,734,019
Interest receivable		1,717,540
Receivable for shares of Beneficial Interest subscribed		26,499
Prepaid expenses		45,928
		148,472,687
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		55,788
Payable for shares of Beneficial Interest redeemed		427,189
Accrued expenses		46,049
		529,026
Net Assets ($)		147,943,661
Composition of Net Assets ($):
Paid-in capital		142,353,357
Accumulated undistributed investment income—net		3,369
Accumulated net realized gain (loss) on investments		39,194
Accumulated net unrealized appreciation
(depreciation) on investments		5,547,741
Net Assets ($)		147,943,661

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	5,977,290	1,502,671	140,462,692	1,008
Shares Outstanding	262,443	65,960	6,164,566	44.25
Net Asset Value Per Share ($)	22.78	22.78	22.79	22.78
See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	2,023,490
Expenses:
Investment advisory fee—Note 3(a)	289,586
Professional fees	51,914
Administration fee—Note 3(a)	43,438
Shareholder servicing costs—Note 3(c)	43,252
Registration fees	31,708
Prospectus and shareholders’ reports	7,756
Distribution fees—Note 3(b)	6,255
Custodian fees—Note 3(c)	5,176
Trustees’ fees and expenses—Note 3(d)	5,030
Loan commitment fees—Note 2	997
Miscellaneous	20,344
Total Expenses	505,456
Less—reduction in expenses due to undertaking—Note 3(a)	(162,451)
Less—reduction in fees due to earnings credits—Note 3(c)	(12)
Net Expenses	342,993
Investment Income—Net	1,680,497
Realized and Unrealized Gain (Loss) on Investments—Note 4($):
Net realized gain (loss) on investments	69,959
Net unrealized appreciation (depreciation) on investments	1,181,474
Net Realized and Unrealized Gain (Loss) on Investments	1,251,433
Net Increase in Net Assets Resulting from Operations	2,931,930

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013[a]
Operations ($):
Investment income—net	1,680,497	3,299,250
Net realized gain (loss) on investments	69,959	(43,405)
Net unrealized appreciation
(depreciation) on investments	1,181,474	(4,388,106)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,931,930	(1,132,261)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(66,574)	(145,558)
Class C	(11,356)	(28,239)
Class I	(1,599,186)	(3,139,673)
Class Y	(12)	(6)
Net realized gain on investments:
Class A	—	(34,521)
Class C	—	(11,026)
Class I	—	(667,647)
Total Dividends	(1,677,128)	(4,026,670)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	923,482	3,511,221
Class C	36,232	717,609
Class I	59,425,543	36,460,867
Class Y	—	1,000
Dividends reinvested:
Class A	63,786	170,617
Class C	11,217	38,746
Class I	1,347,770	3,459,905
Cost of shares redeemed:
Class A	(1,972,915)	(3,175,829)
Class C	(390,517)	(901,716)
Class I	(45,019,160)	(39,761,232)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	14,425,438	521,188
Total Increase (Decrease) in Net Assets	15,680,240	(4,637,743)
Net Assets ($):
Beginning of Period	132,263,421	136,901,164
End of Period	147,943,661	132,263,421
Undistributed investment income—net	3,369	—

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	40,736	152,431
Shares issued for dividends reinvested	2,807	7,391
Shares redeemed	(87,270)	(136,871)
Net Increase (Decrease) in Shares Outstanding	(43,727)	22,951
Class Cb
Shares sold	1,600	31,424
Shares issued for dividends reinvested	494	1,674
Shares redeemed	(17,248)	(39,187)
Net Increase (Decrease) in Shares Outstanding	(15,154)	(6,089)
Class I
Shares sold	2,622,881	1,581,246
Shares issued for dividends reinvested	59,301	149,780
Shares redeemed	(1,990,222)	(1,725,344)
Net Increase (Decrease) in Shares Outstanding	691,960	5,682
Class Y
Shares sold	—	44.25

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended September 30, 2013, 2,712 Class C shares representing $63,079 were exchanged for
2,714 Class A shares.

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	22.56		23.44	23.05	22.95	22.45	21.07
Investment Operations:
Investment income—net[b]	.24		.51	.53	.61	.61	.32
Net realized and unrealized
gain (loss) on investments	.22		(.76)	.64	.14	.54	1.42
Total from Investment Operations	.46		(.25)	1.17	.75	1.15	1.74
Distributions:
Dividends from
investment income—net	(.24)		(.51)	(.52)	(.62)	(.65)	(.36)
Dividends from net realized
gain on investments	—		(.12)	(.26)	(.03)	—	—
Total Distributions	(.24)		(.63)	(.78)	(.65)	(.65)	(.36)
Net asset value, end of period	22.78		22.56	23.44	23.05	22.95	22.45
Total Return (%)[c]	2.04	[d]	(1.10)	5.19	3.38	5.24	8.30	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.93	[e]	.89	.90	.98	.96	.96	[e]
Ratio of net expenses
to average net assets	.70	[e]	.70	.80	.80	.80	.80	[e]
Ratio of net investment income
to average net assets	2.12	[e]	2.20	2.25	2.72	2.80	3.31	[e]
Portfolio Turnover Rate	6.86	[d]	35.03	21.97	27.67	32.07	22.49
Net Assets, end of period
($ x 1,000)	5,977		6,908	6,639	4,760	1,665	55	[c]

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2014				Year Ended September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	22.57		23.45	23.05	22.95	22.45	21.07
Investment Operations:
Investment income-net[b]	.15		.33	.35	.45	.40	.27
Net realized and unrealized
gain (loss) on investments	.21		(.75)	.66	.13	.59	1.39
Total from Investment Operations	.36		(.42)	1.01	.58	.99	1.66
Distributions:
Dividends from
investment income—net	(.15)		(.34)	(.35)	(.45)	(.49)	(.28)
Dividends from net realized
gain on investments	—		(.12)	(.26)	(.03)	—	—
Total Distributions	(.15)		(.46)	(.61)	(.48)	(.49)	(.28)
Net asset value, end of period	22.78		22.57	23.45	23.05	22.95	22.45
Total Return (%)[c]	1.62	[d]	(1.80)	4.39	2.60	4.46	7.91	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	[e]	1.65	1.67	1.73	1.74	1.72	[e]
Ratio of net expenses
to average net assets	1.45	[e]	1.45	1.55	1.55	1.55	1.55	[e]
Ratio of net investment income
to average net assets	1.37	[e]	1.45	1.48	1.99	1.94	2.59	[e]
Portfolio Turnover Rate	6.86	[d]	35.03	21.97	27.67	32.07	22.49
Net Assets, end of period
($ x 1,000)	1,503		1,831	2,045	719	480	16

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

24

Six Months Ended
March 31, 2014				Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	22.57		23.45	23.06	22.95	22.45	20.85
Investment Operations:
Investment income—net[b]	.26		.57	.60	.70	.73	.79
Net realized and unrealized
gain (loss) on investments	.23		(.76)	.65	.14	.50	1.60
Total from Investment Operations	.49		(.19)	1.25	.84	1.23	2.39
Distributions:
Dividends from
investment income—net	(.27)		(.57)	(.60)	(.70)	(.73)	(.79)
Dividends from net realized
gain on investments	—		(.12)	(.26)	(.03)	—	—
Total Distributions	(.27)		(.69)	(.86)	(.73)	(.73)	(.79)
Net asset value, end of period	22.79		22.57	23.45	23.06	22.95	22.45
Total Return (%)	2.17	[c]	(.85)	5.54	3.79	5.61	11.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.68	[d]	.61	.61	.63	.64	.67
Ratio of net expenses
to average net assets	.45	[d]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	2.34	[d]	2.45	2.61	3.10	3.26	3.74
Portfolio Turnover Rate	6.86	[c]	35.03	21.97	27.67	32.07	22.49
Net Assets, end of period
($ x 1,000)	140,463		123,524	128,217	128,398	109,470	106,900

a The fund commenced offering three classes of shares on March 31, 2009.The existing shares were redesignated as
Class I shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2014	Year Ended
Class Y Shares	(Unaudited)	September 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	22.57	22.60
Investment Operations:
Investment income—net[b]	.28	.14
Net realized and unrealized gain (loss) on investments	.20	(.03)
Total from Investment Operations	.48	.11
Distributions:
Dividends from investment income—net	(.27)	(.14)
Dividends from net realized gain on investments	—	—
Total Distributions	(.27)	(.14)
Net asset value, end of period	22.78	22.57
Total Return (%)[c]	2.20	.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.56	.58
Ratio of net expenses to average net assets[d]	.45	.45
Ratio of net investment income to average net assets[d]	2.43	2.57
Portfolio Turnover Rate	6.86 [c]	35.03
Net Assets, end of period ($ x 1,000)	1	1

a	Effective July 1, 2013, the fund commenced offering ClassY shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusTax SensitiveTotal Return Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek a high after-tax total return. Prior to February 21, 2014, the fund’s investment objective was to seek a high level of interest income exempt from federal income tax, while preserving shareholders’ capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on October 30-31, 2013, the Trust’s Board of Trustees (the “Board”) approved, effective February 21, 2014 (the “Effective Date”), a proposal to change the name of the fund from “Dreyfus/Standish Intermediate Tax Exempt Bond Fund” to “Dreyfus Tax Sensitive Total Return Bond Fund”.

The Board also approved, subject to shareholder approval, various other changes.As of the Effective Date, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds (or other instruments with similar economic characteristics).The fund normally invests at least 65% of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund may invest up to 35% of its net assets in taxable bonds and may invest, without limitation, in municipal bonds, the income from which is subject to the federal alternative minimum tax.As of the Effective Date, the fund uses a “manager of managers” approach by selecting one or more experienced investment managers to serve as subadvisers to the fund and Standish Mellon Asset Management Company LLC (“Standish”), an affiliate of Dreyfus, is a sub-adviser to the fund. Shareholders approved these changes and additional changes to the fund. See “Proxy Results–Results of Shareholder Vote ” on page 38.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Shareholder Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class I and ClassY shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of March 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

28

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

30

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Corporate Bonds†	—	2,855,692	—	2,855,692
Municipal Bonds†	—	138,093,009	—	138,093,009

†	See Statement of Investments for additional detailed categorizations.

At March 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $43,405 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013.These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows:: tax-exempt income $3,313,701, ordinary income $208,429 and long-term capital gains $504,540, respectively. The tax character of current year distributions will be determined at the end of the current fiscal year.

32

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the fund has agreed to pay an investment advisory fee at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed from October 1, 2013 through February 1, 2015, for Class A, Class C, Class I and ClassY shares to waive receipt of its fees and assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $162,451 during the year ended March 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, Standish serves as the fund’s sub-adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more subadvisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined in the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated subadviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a subadviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any subadviser and recommend the hiring, termination, and replacement of any subadviser to the Board.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as for related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and

34

its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $43,438 during the period ended March 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2014, Class C shares were charged $6,255 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Class A and Class C shares were charged $7,872 and $2,085, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $4,231 for transfer agency services and $142 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $5,176 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $48,344, administration fees $7,252, Distribution Plan fees $958, Shareholder Services Plan fees $1,601, custodian fees $4,994, Chief Compliance Officer fees $2,285 and transfer agency fees $1,656, which are offset against an expense reimbursement currently in effect in the amount of $11,302.

36

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2014, amounted to $19,654,539 and $9,238,175, respectively.

At March 31, 2014, accumulated net unrealized appreciation on investments was $5,547,741, consisting of $5,789,802 gross unrealized appreciation and $242,061 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

PROXY RESULTS (Unaudited)

Dreyfus Tax Sensitive Total Return Bond Fund held a special meeting of shareholders on February 13, 2014. The proposals considered at the meeting and the results are as follows:

				Shares
			For	Against	Abstained
1	.	To approve changing the fund’s
		investment objective.	3,036,761	1,361,786	47,121
2	.	To approve removing the fund’s
		fundamental investment policy to
		invest, under normal circumstances,
		at least 80% of its net assets in
		municipal bonds that provide income
		exempt from federal income tax.	3,487,559	911,309	46,800
3	.	To approve removing the fund’s
		fundamental investment policy to
		invest at least 65% of its net assets
		in general obligation bonds and
		revenue bonds.	3,488,131	911,308	46,229
4	.	To approve revising the fund’s
		fundamental investment restriction on
		borrowings, issuing senior securities
		and pledging assets.	3,502,252	888,211	55,205
5	.	To approve revising the fund’s
		fundamental investment restriction
		on making loans.	3,499,598	901,197	44,873
6	.	To approve revising the fund’s
		fundamental investment restriction on
		investing in derivatives.	4,193,911	204,989	46,768
7	.	To approve removing the fund’s
		fundamental investment restriction
		regarding issuer diversification.	3,503,780	897,015	44,873
8	.	To approve removing the fund’s
		fundamental investment restriction
		on margin.	3,497,452	901,987	46,229
9	.	To approve revising the fund’s
		fundamental investment restriction
		on investing in real estate and
		real estate related securities.	4,007,526	392,730	45,412
10. To approve changing the fund’s
		fundamental investment restriction
		with respect to investing in
		certain restricted or illiquid securities
		to a non-fundamental policy.	3,498,158	901,282	46,228
11. To approve a sub-investment advisory
		Agreement for the fund between Dreyfus
		and Standish Mellon Asset
		Management Company LLC.	4,340,856	39,502	65,310
12. To approve the implementation of a
		“manager of managers” arrangement
		whereby Dreyfus, the fund’s investment
		adviser, under certain circumstances,
		would be able to hire and replace affiliated
		and unaffiliated sub-advisers for the fund
		without obtaining shareholder approval.	4,200,234	196,445	48,989

38

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND FUND
ACCOUNTING AND ADMINISTRATIVE SERVICES
AGREEMENTS AND THE APPROVAL OF THE
FUND’S SUB-ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 30-31, 2013 (the “October Board Meeting”), Dreyfus recommended the appointment of Standish Mellon Asset Management Company LLC (“Standish”) to serve as a sub-adviser for the fund.The recommendation of Standish was based on, among other information, Dreyfus’ review and due diligence report relating to Standish and its investment advisory services. The Board members also noted that investment personnel of Standish currently serve as dual employees of Dreyfus and Standish in managing (as Dreyfus employees) the fund and certain other funds in the Dreyfus Family of Funds for which they serve as Board members and that Standish currently serves as sub-adviser to another fund in the Dreyfus Family of Funds for which they serve as Board members.

At the October Board Meeting, the Board, all of whose members are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the fund (“Independent Trustees”), considered and approved the Sub-Investment Advisory Agreement between Dreyfus and Standish (the “Standish Sub-Advisory Agreement”) for the fund. In determining whether to approve the Standish Sub-Advisory Agreement, the Board considered the due diligence materials prepared by Dreyfus and other information received in advance of the October Board Meeting, which was comprised of: (i) a copy of the Standish Sub-Advisory Agreement between Dreyfus and Standish; (ii) information regarding the process by which Dreyfus selected and recommended Standish for Board approval; (iii) information regarding the nature, extent and quality of the services Standish would provide to the fund; (iv) information regarding Standish’s investment process, reputation, investment management business, personnel and operations; (v) information regarding Standish’s brokerage and trading policies and practices; (vi) information regarding the level of sub-investment advisory fee to be charged by Standish; (vii) information regarding Standish’s compliance program; (viii) information regarding historical performance returns of

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE
SERVICES AGREEMENTS AND THE APPROVAL OF THE FUND’S
SUB-ADVISORY AGREEMENT (Unaudited) (continued)

the fund, with such performance compared to relevant indices (there were no relevant historical returns for the new investment strategy approved by the Board for the fund (the “New Bond Fund Strategy”); and (ix) information regarding Standish’s financial condition. The Board also considered the substance of discussions with representatives of Dreyfus at the October Board Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by Standish. In examining the nature, extent and quality of the services to be provided by Standish to the fund, the Board considered (i) Standish’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to other similar investment portfolios; (iii) its proposed New Bond Strategy for the fund; (iv) its long- and short-term performance relative to unmanaged indices; and (v) its compliance program.The Board specifically took into account Standish’s investment process and research resources and capabilities. The Board also discussed the acceptability of the terms of the Standish Sub-Advisory Agreement. The Board also considered the review process undertaken by Dreyfus, and Dreyfus’ favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by Standish.The Board concluded that the fund will benefit from the quality and experience of Standish’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by Standish were adequate and appropriate in light of Standish’s experience in managing fixed-income assets, Standish’s portfolio management and research resources to be applied in managing the fund’s portfolio, and Dreyfus’ recommendation to engage Standish, and supported a decision to approve the Standish Sub-Advisory Agreement.

Investment Performance of Standish.The Board considered the investment performance of the fund, which is managed by dual employees of Dreyfus and Standish, as a factor in evaluating the Standish Sub-

40

Advisory Agreement during the October Board Meeting (there were no relevant historical returns for the New Bond Fund Strategy). The Board also discussed with representatives of Dreyfus the investment strategies to be employed by Standish in the management of the fund’s assets. The Board noted Standish’s reputation and experience with respect to fixed-income investing, each portfolio manager’s experience, and Dreyfus’ experience in selecting, evaluating, and overseeing investment managers. Based on these factors, the Board supported a decision to approve the Standish Sub-Advisory Agreement.

Costs of Services to be Provided. The Board considered the proposed fees payable under the Standish Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus, and not the fund, and, thus, would not impact the fee paid by the fund.The Board concluded that the proposed fees payable to Standish by Dreyfus in its capacity as sub-adviser were reasonable and appropriate.

Profitability and Economies of Scale to be Realized.The Board recognized that, because Standish’s fees would be paid by Dreyfus, and not the fund, an analysis of profitability and economies of scale was more appropriate in the context of the Board’s consideration of the Investment Advisory Agreement for the fund pursuant to which Dreyfus provides the fund with investment advisory services (the “Investment Advisory Agreement”). Accordingly, considerations of profitability and economies of scale with respect to Standish were not relevant to the Board’s determination to approve the Standish Sub-Advisory Agreement.

The Board also considered whether there were any ancillary benefits that may accrue to Standish and its affiliates as a result of Standish’s relationship with the fund. The Board recognized that, because Standish is a subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), BNY Mellon will benefit from the sub-investment advisory fees paid by Dreyfus to Standish. The Board concluded that the benefits that were expected to accrue to Standish and its affiliates by virtue of its relationship with the fund were reasonable.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE
SERVICES AGREEMENTS AND THE APPROVAL OF THE FUND’S
SUB-ADVISORY AGREEMENT (Unaudited) (continued)

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, all of whose members are Independent Trustees, with the assistance of independent legal counsel, concluded that the initial approval of the Standish Sub-Advisory Agreement was in the best interests of the fund and approved the Standish Sub-Advisory Agreement.

———————

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014 (the “February 2014 Board Meeting”), the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”). The Board members, all of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the February 2014 Board Meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also

42

had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE
SERVICES AGREEMENTS AND THE APPROVAL OF THE FUND’S
SUB-ADVISORY AGREEMENT (Unaudited) (continued)

be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group Universe median for the various periods, except the one- and ten-year periods when the fund’s performance was above the Performance Group median (ranking highest in the Performance Group in the ten-year period), and the fund’s performance was above the Performance Universe median for each of the various periods.

The Board also noted that the fund’s yield performance was at or below the Performance Group medians for all ten one-year periods ended December 31st and above the Performance Universe medians for seven of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and the Board noted that the fund’s performance was above the category average in eight of the ten one-year periods.

A Dreyfus representative reminded the Board members that a Special Meeting of Shareholders had been held on February 13, 2014, and shareholders of the fund had approved several proposals with respect to the fund which would became effective on or about February 21, 2014 (the “Effective Date”), including the approval of changes to the fund’s investment objective and investment strategy and the approval of the Standish Sub-Advisory Agreement. Dreyfus representatives further noted that the Standish Sub-Advisory Agreement was not being considered for renewal by the Board at the February 2014 Board Meeting and that the performance information provided for the fund was based on the fund’s investment objective and investment strategies and portfolio management team in place prior to the Effective Date and that, as of the Effective Date, the fund would undergo certain changes to its portfolio management team and be managed pursuant to different investment objective and strategies.

44

The Board noted that there were no relevant historical returns for the New Bond Fund Strategy that was to be used by the fund as of the Effective Date, which is different than the investment process used by the fund prior to the Effective Date.The Board discussed with representatives of Standish the investment strategies to be employed by Standish in the management of the fund’s assets.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2015, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .45% of the fund’s average daily net assets. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They dis-

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE
SERVICES AGREEMENTS AND THE APPROVAL OF THE FUND’S
SUB-ADVISORY AGREEMENT (Unaudited) (continued)

cussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite

46

direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the recent changes to the fund and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE
SERVICES AGREEMENTS AND THE APPROVAL OF THE FUND’S
SUB-ADVISORY AGREEMENT (Unaudited) (continued)

indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

48

For More Information

Telephone Call your Financial Representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus/The Boston
Company Small Cap
Growth Fund

SEMIANNUAL REPORT March 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small Cap Growth Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the constructive market environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus/The Boston Company Small Cap Growth Fund’s Class I shares produced a total return of 10.41%, and Class Y shares returned 10.42%.1 In comparison, the fund’s benchmark, the Russell 2000 Growth Index (the “Index”), produced a total return of 8.70% for the same period.2

Improved economic conditions helped support U.S. stock market gains over the reporting period.The fund produced higher returns than its benchmark, mainly due to the success of our security selection strategy in the health care, materials, financials, and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with total market capitalizations equal to or less than that of the largest company in the Index. When choosing stocks, we seek to identify high-quality, small-cap companies that are experiencing or are expected to experience rapid current or expected earnings or revenue growth.We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth. We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Recovering Economy Fueled Market’s Gains

Stocks climbed over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates. After several months of economic uncertainty and market weakness over the summer of 2013, investors were relieved and stocks rallied in the fall when the Federal Reserve Board (the “Fed”) refrained from tapering its quantitative easing

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

program. Stocks continued to advance over the final months of the year amid new releases of encouraging economic data. In December, investors took the Fed’s first reduction of its bond purchasing program in stride.The market gave back some of its gains in January 2014 amid concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March when those worries proved to be overblown.

In this environment, companies that tend to be more sensitive to economic conditions fared better than their more traditionally defensive counterparts. From a market capitalization perspective, small-cap stocks lagged large-cap stocks, on average, and growth stocks generally trailed their more value-oriented counterparts.

Stock Selections Bolstered Fund Results

The fund participated more than fully in the market’s gains over the reporting period, and its relative performance was particularly buoyed by strong stock selections in the health care sector. Spine disorders specialist LDR Holding reported better-than-expected revenues and earnings through its focus on a fast-growing market niche. Medical devices maker Globus Medical, which also specializes in spine disorders, advanced after posting robust quarterly sales. Diabetes management solutions provider Insulet benefited from rising sales of new products and greater adoption of its products among patients. Salix Pharmaceuticals exceeded expectations on the strength of robust sales of a gastrointestinal drug. Investors responded positively when Pacira Pharmaceuticals preannounced strong sales of its EXPAREL liposome injection anesthetic followed by positive data supporting EXPAREL’s expanded use. Medical billing and technology services provider athenahealth benefited from impressive physician additions to its platform, a modest revenue beat, and solid fourth quarter gross margins.

Results in the materials sector were driven by gains in the metals-and-mining industry, where Netherlands-based aluminum specialty products manufacturer Constellium benefited from greater use of aluminum by carmakers and aircraft producers. Minerals and technology products developer AMCOL International was acquired at a premium to its stock price at the time. Chemicals maker Flowtek Industries rose as the company reported earnings ahead of expectations driven by strong results in their chemical business. In the financials sector, winners included PrivateBancorp, which reported higher profit margins stemming from solidly positive business trends. In the industrials

4

sector, Spirit Airlines was rewarded for its strong operations, and building products maker Trex benefited from a recovering U.S. housing market.

Disappointments during the reporting period were concentrated primarily in the information technology and energy sectors. Most notably, software developer Infoblox lost value after reporting delays in the signing of key customer contracts, and seismic services provider Geospace Technologies was hurt by lower revenues and margins impacted by pricing pressures.

Finding Growth Opportunities Across Market Sectors

Although valuations have grown richer after recent market rallies, we have continued to identify ample opportunities among small-cap growth stocks. Better weather is expected to unlock pent up consumer demand, and improved business conditions could cause corporations to spend more freely on capital expenditures and mergers-and-acquisitions activity.As of the reporting period’s end, the fund was positioned to participate in a constructive market environment through overweighted exposure to the health care, information technology, and consumer discretionary sectors.We have identified fewer opportunities meeting our growth criteria in the materials, financials, and industrials sectors.

April 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2015. Had these expenses not been absorbed, returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those
Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small Cap Growth Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Class I	Class Y
Expenses paid per $1,000†	$4.98	$4.93
Ending value (after expenses)	$1,104.10	$1,104.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class I	Class Y
Expenses paid per $1,000†	$4.78	$4.73
Ending value (after expenses)	$1,020.19	$1,020.24

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class I and .94% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2014 (Unaudited)

Common Stocks—98.8%	Shares		Value ($)
Automobiles & Components—1.5%
Drew Industries	7,270		394,034
Tenneco	7,560	[a]	439,009
			833,043
Banks—3.6%
Boston Private Financial Holdings	56,450		763,768
PrivateBancorp	22,780		695,018
Prosperity Bancshares	8,170		540,446
			1,999,232
Capital Goods—7.1%
Apogee Enterprises	20,990		697,498
CIRCOR International	9,850		722,300
Crane	9,090		646,753
Hexcel	9,450	[a]	411,453
Primoris Services	13,270		397,835
Sun Hydraulics	11,010		476,843
Trex	8,760	[a]	640,882
			3,993,564
Commercial & Professional Services—3.9%
Corporate Executive Board	6,771		502,611
Interface	39,860		819,123
MiX Telematics, ADR	21,965	[b]	236,783
On Assignment	15,940	[a]	615,125
			2,173,642
Consumer Durables & Apparel—5.7%
Arctic Cat	7,790		372,284
Malibu Boats, Cl. A	20,220		449,288
Oxford Industries	5,320		416,024
Steven Madden	16,200	[a]	582,876
Tumi Holdings	28,750	[a]	650,613
Wolverine World Wide	25,780	[b]	736,019
			3,207,104
Consumer Services—3.3%
Bally Technologies	10,340	[a]	685,232
Cheesecake Factory	10,460		498,210
Del Frisco’s Restaurant Group	12,100	[a]	337,590

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Papa John’s International	6,210		323,603
			1,844,635
Energy—5.0%
Bill Barrett	20,500	[a,b]	524,800
Dril-Quip	3,610	[a]	404,681
Geospace Technologies	7,760	[a]	513,479
Navigator Holdings	18,354	[a]	477,204
PDC Energy	8,820	[a]	549,133
Tesco	16,800	[a]	310,800
			2,780,097
Exchange-Traded Funds—1.8%
iShares Russell 2000 Growth ETF	7,640	[b]	1,039,498
Food & Staples Retailing—1.3%
United Natural Foods	10,380	[a]	736,150
Food, Beverage & Tobacco—2.0%
TreeHouse Foods	7,350	[a]	529,127
WhiteWave Foods, Cl. A	19,960	[a]	569,658
			1,098,785
Health Care Equipment & Services—11.2%
Acadia Healthcare	6,970	[a]	314,486
Align Technology	16,320	[a]	845,213
athenahealth	3,910	[a]	626,538
Catamaran	7,550	[a]	337,938
Centene	8,580	[a]	534,105
Endologix	21,600	[a]	277,992
Globus Medical, Cl. A	22,240	[a]	591,362
HealthStream	20,910	[a]	558,297
HeartWare International	5,280	[a]	495,158
Insulet	11,180	[a]	530,156
LDR Holding	12,073		414,466
Spectranetics	15,900	[a]	481,929
Tandem Diabetes Care	12,030		265,743
			6,273,383
Household & Personal Products—1.2%
Inter Parfums	18,880		683,645

8

Common Stocks (continued)	Shares		Value ($)
Materials—3.4%
Constellium, Cl. A	32,360		949,766
Flotek Industries	15,090	[a]	420,256
Scotts Miracle-Gro, Cl. A	8,830		541,102
			1,911,124
Media—2.2%
IMAX	30,960	[a,b]	846,137
Lions Gate Entertainment	14,680		392,396
			1,238,533
Pharmaceuticals, Biotech &
Life Sciences—12.9%
Alkermes	11,320	[a]	499,099
Anacor Pharmaceuticals	38,920	[a]	778,789
Auspex Pharmaceuticals	19,270		592,745
Cepheid	8,850	[a]	456,483
KYTHERA Biopharmaceuticals	19,080	[a,b]	758,621
Nektar Therapeutics	62,630	[a]	759,076
NPS Pharmaceuticals	19,139	[a]	572,830
Pacira Pharmaceuticals	5,450	[a]	381,446
PAREXEL International	7,620	[a]	412,166
Salix Pharmaceuticals	6,610	[a]	684,862
Vanda Pharmaceuticals	39,210	[a,b]	637,163
WuXi PharmaTech, ADR	18,470	[a]	680,804
			7,214,084
Retailing—4.3%
HomeAway	11,820	[a]	445,259
Lumber Liquidators Holdings	4,470	[a]	419,286
Restoration Hardware Holdings	8,720	[a]	641,705
Tractor Supply	3,690		260,625
Vitamin Shoppe	13,820	[a]	656,726
			2,423,601
Semiconductors & Semiconductor
Equipment—5.2%
LTX-Credence	75,100	[a]	669,141
Mellanox Technologies	17,980	[a]	703,557
Photronics	49,100	[a]	418,823

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Power Integrations	6,780		445,988
Silicon Laboratories	12,650	[a]	660,963
			2,898,472
Software & Services—16.6%
Allot Communications	42,310	[a,b]	569,493
Brightcove	46,260	[a]	454,736
BroadSoft	21,700	[a]	580,041
CommVault Systems	11,510	[a]	747,574
comScore	13,980	[a]	458,404
FleetMatics Group	15,830	[a,b]	529,514
Gigamon	13,560		412,088
Imperva	9,610	[a]	535,277
LogMeIn	20,770	[a]	932,365
MAXIMUS	19,260		864,004
Proofpoint	17,330	[a]	642,596
Q2 Holdings	877	[b]	13,620
Sapient	32,330	[a]	551,550
ServiceSource International	66,790	[a]	563,708
Shutterstock	3,140	[a,b]	227,995
SolarWinds	14,550	[a]	620,267
SS&C Technologies Holdings	14,530	[a]	581,491
			9,284,723
Technology Hardware &
Equipment—5.6%
Coherent	7,780	[a]	508,423
Littelfuse	9,150		856,806
Measurement Specialties	8,980	[a]	609,293
RADWARE	26,930	[a]	476,122
Sonus Networks	197,820	[a]	666,653
			3,117,297
Transportation—1.0%
Spirit Airlines	9,600	[a]	570,240
Total Common Stocks
(cost $41,252,568)			55,320,852

10

Other Investment—2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,341,870)	1,341,870 [c]	1,341,870

Investment of Cash Collateral
for Securities Loaned—7.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,176,442)	4,176,442 [c]	4,176,442

Total Investments (cost $46,770,880)	108.7%	60,839,164
Liabilities, Less Cash and Receivables	(8.7%)	(4,857,838)
Net Assets	100.0%	55,981,326

ADR—American Depository Receipts
ETF—Exchange-Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2014, the value of the fund’s securities on loan was $4,166,159 and the value of the collateral held by the fund was $4,176,442.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	16.6	Commercial & Professional Services	3.9
Pharmaceuticals,		Banks	3.6
Biotech & Life Sciences	12.9	Materials	3.4
Health Care Equipment & Services	11.2	Consumer Services	3.3
Money Market Investments	9.9	Media	2.2
Capital Goods	7.1	Food, Beverage & Tobacco	2.0
Consumer Durables & Apparel	5.7	Exchange-Traded Funds	1.8
Technology Hardware & Equipment	5.6	Automobiles & Components	1.5
Semiconductors &		Food & Staples Retailing	1.3
Semiconductor Equipment	5.2	Household & Personal Products	1.2
Energy	5.0	Transportation	1.0
Retailing	4.3		108.7

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,166,159)—Note 1(b):
Unaffiliated issuers	41,252,568	55,320,852
Affiliated issuers	5,518,312	5,518,312
Cash		1,809
Receivable for investment securities sold		98,519
Dividends and securities lending income receivable		9,908
Prepaid expenses		21,456
		60,970,856
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		59,157
Liability for securities on loan—Note 1(b)		4,176,442
Payable for investment securities purchased		715,272
Interest payable—Note 2		209
Accrued expenses		38,450
		4,989,530
Net Assets ($)		55,981,326
Composition of Net Assets ($):
Paid-in capital		22,084,773
Accumulated investment (loss)—net		(216,657)
Accumulated net realized gain (loss) on investments		20,044,926
Accumulated net unrealized appreciation
(depreciation) on investments		14,068,284
Net Assets ($)		55,981,326

Net Asset Value Per Share
	Class I	Class Y
Net Assets ($)	55,980,430	896.45
Shares Outstanding	975,079	15.615
Net Asset Value Per Share ($)	57.41	57.41

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $300 foreign taxes withheld at source):
Unaffiliated issuers	168,232
Affiliated issuers	702
Income from securities lending—Note 1(b)	11,795
Total Income	180,729
Expenses:
Investment advisory fee—Note 3(a)	339,767
Shareholder servicing costs—Note 3(b)	26,734
Professional fees	26,633
Administration fees—Note 3(a)	25,483
Registration fees	19,071
Custodian fees—Note 3(b)	18,568
Prospectus and shareholders’ reports	8,103
Trustees’ fees and expenses—Note 3(c)	3,083
Loan commitment fees—Note 2	640
Interest expense—Note 2	270
Miscellaneous	9,500
Total Expenses	477,852
Less—reduction in expenses due to undertaking—Note 3(a)	(73,416)
Less—reduction in fees due to earnings credits—Note 3(b)	(53)
Net Expenses	404,383
Investment (Loss)—Net	(223,654)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,969,940
Net unrealized appreciation (depreciation) on investments	(14,617,031)
Net Realized and Unrealized Gain (Loss) on Investments	9,352,909
Net Increase in Net Assets Resulting from Operations	9,129,255

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013[a]
Operations ($):
Investment (loss)—net	(223,654)	(251,275)
Net realized gain (loss) on investments	23,969,940	25,579,315
Net unrealized appreciation
(depreciation) on investments	(14,617,031)	3,939,088
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,129,255	29,267,128
Dividends to Shareholders from ($):
Net realized gain on investments:
Class I	(27,698,814)	(12,618,690)
Class Y	(309)	—
Total Dividends	(27,699,123)	(12,618,690)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class I	3,013,259	6,120,054
Class Y	—	1,000
Dividends reinvested:
Class I	14,378,737	7,458,872
Cost of shares redeemed:
Class I	(43,885,275)	(62,875,666)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(26,493,279)	(49,295,740)
Total Increase (Decrease) in Net Assets	(45,063,147)	(32,647,302)
Net Assets ($):
Beginning of Period	101,044,473	133,691,775
End of Period	55,981,326	101,044,473
Undistributed investment income (loss)—net	(216,657)	6,997
Capital Share Transactions (Shares):
Class I
Shares sold	46,471	100,619
Shares issued for dividends reinvested	263,733	143,993
Shares redeemed	(761,725)	(1,025,281)
Net Increase (Decrease) in Shares Outstanding	(451,521)	(780,669)
Class Y
Shares sold	—	15.615

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2014			Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	70.83		60.57	47.21	47.68	43.36	49.89
Investment Operations:
Investment (loss)—net[b]	(.16)		(.13)	(.16)	(.18)	(.13)	(.12)
Net realized and unrealized
gain (loss) on investments	6.49		16.26	14.57	(.29)	4.45	(6.41)
Total from
Investment Operations	6.33		16.13	14.41	(.47)	4.32	(6.53)
Distributions:
Dividends from net realized
gain on investments	(19.75)		(5.87)	(1.05)	—	—	—
Net asset value, end of period	57.41		70.83	60.57	47.21	47.68	43.36
Total Return (%)	10.41	[c]	30.20	30.86	(.99)	9.96	(13.14)
Ratios/Supplemental Data (%):
Ratio of total expenses
o average net assets	1.13	[d]	1.04	1.02	.97	.94	1.00
Ratio of net expenses
to average net assets	.95	[d]	.98	.96	.96	.94	1.00
Ratio of net investment (loss)
to average net assets	(.53)[d]		(.22)	(.29)	(.33)	(.29)	(.34)
Portfolio Turnover Rate	70.34	[c]	121.73	154.49	176.06	181.09	271
Net Assets, end of period
($ x 1,000)	55,980		101,043	133,692	142,906	219,144	299,563

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2014	Year Ended
Class Y Shares	(Unaudited)	September 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	70.83	64.04
Investment Operations:
Investment (loss)—net[b]	(.17)	(.10)
Net realized and unrealized
gain (loss) on investments	6.50	6.89
Total from Investment Operations	6.33	6.79
Distributions:
Dividends from net realized
gain on investments	(19.75)	—
Net asset value, end of period	57.41	70.83
Total Return (%)[c]	10.42	10.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.03	1.07
Ratio of net expenses to average net assets[d]	.94	.95
Ratio of net investment (loss)
to average net assets[d]	(.53)	(.57)
Portfolio Turnover Rate	70.34 [c]	121.73
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class I and ClassY. Class I shares are sold primarily to bank trust departments and other financial service providers (includingThe Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge. Class Y shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of March 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data,

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	49,515,531	—	—	49,515,531
Equity Securities—
Foreign
Common Stocks†	4,765,823	—	—	4,765,823
Exchange-Traded
Funds	1,039,498	—	—	1,039,498
Mutual Funds	5,518,312	—	—	5,518,312

† See Statement of Investments for additional detailed categorizations.

At March 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

20

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2014,The Bank of New York Mellon earned $3,003 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2013 ($)	Purchases ($)	Sales ($)	3/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	2,948,535	22,951,559	24,558,224	1,341,870	2.4
Dreyfus
Institutional
Cash Advantage
Fund	6,506,553	35,084,713	37,414,824	4,176,442	7.5
Total	9,455,088	58,036,272	61,973,048	5,518,312	9.9

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows: long-term capital gains $12,618,690. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

22

or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2014 was approximately $49,500 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Manager has contractually agreed, from October 1, 2013 through February 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct annual fund’s operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .95% of the value of the average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $73,416 during the period ended March 31, 2014.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $25,483 during the period ended March 31, 2014.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $39,661 for transfer agency services and $645 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $53.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $18,568 pursuant to the custody agreement.

24

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $39,014, custodian fees $12,216, Chief Compliance Officer fees $2,285, administration fees $2,926 and transfer agency fees $3,818, which are offset against an expense reimbursement currently in effect in the amount of $1,102.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2014, amounted to $60,418,331 and $115,849,050, respectively.

At March 31, 2014, accumulated net unrealized appreciation on investments was $14,068,284, consisting of $14,813,349 gross unrealized appreciation and $745,065 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

26

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group Universe medians for the various periods, except for the one- and ten-year periods when the fund’s performance was above the Performance Group median, and the fund’s performance was variously above and below the Performance Universe medians (above in the three most recent periods) for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Dreyfus representatives reminded the Board of the portfolio management changes in April 2013, when Todd Wakefield and Robert Zeuthen became the primary portfolio managers of the fund, and discussed with the Board the investment style and strategy being used by the fund’s portfolio managers to identify, select and sell stocks and the role of fundamental analysis in selecting and selling stocks. Dreyfus

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

representatives noted that the fund’s performance for the one-year period ended December 31, 2013 ranked in the first quartile of the fund’s Performance Group and Performance Universe. The Board noted the recent portfolio manager changes and the improved short-term performance and that it was expected to take some time for the new portfolio managers to favorably affect longer-term performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and at the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2015, so that the direct annual fund’s operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .95% of the value of the fund’s average daily net assets. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences

28

in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and the fee waiver in effect pursuant to the Administration Agreement. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex,

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s improved performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

30

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov.

The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus/The Boston
Company Small Cap
Value Fund

SEMIANNUAL REPORT March 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small Cap Value Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the constructive market environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus/The Boston Company Small CapValue Fund produced a total return of 10.93%.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index (the “Index”), produced a total return of 11.24% for the same period.2

Improved economic conditions helped support stock market gains over the reporting period.The fund produced modestly lower returns than its benchmark, partly due to shortfalls in the energy and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with market capitalizations that are equal to or less than the total market capitalization of the largest company in the Index.We use fundamental research and qualitative analysis to select stocks and look for companies with strong competitive positions, high-quality management, and financial strength. We use a consistent three-step fundamental research process to evaluate the stocks, consisting of valuation, which is to identify small-cap companies that are considered to be attractively priced relative to their earnings potential; fundamentals, which is to verify the strength of the underlying business position; and catalyst, which is to identify a specific event that has the potential to cause the stocks to appreciate in value.

Recovering Economy Fueled Market’s Gains

Stocks climbed over the reporting period during a sustained economic recovery fueled by falling unemployment, rebounding housing markets, and low short-term interest rates.After several months of market weakness over the summer of 2013, investors were relieved and stocks rallied in the fall when the Federal Reserve Board (the “Fed”) refrained from tapering its quantitative easing program. Stocks continued to advance over the final months of the year amid new releases of encouraging economic data. In

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

December, investors took the Fed’s first reduction of its bond purchasing program in stride.The market gave back some of its gains in January 2014 amid concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March when those worries proved to be overblown.

In this environment, small-cap stocks lagged large-cap stocks, on average, but value stocks generally outperformed their more growth-oriented counterparts.

Fund Strategies Produced Mixed Results

The fund participated to a substantial degree in the market’s gains over the reporting period, but its relative performance was undermined by disappointing security selections in the energy sector. Drilling services provider Geospace Technologies was hurt by delays in orders for seismic equipment. Helix Energy Solutions Group reported weaker-than-expected earnings stemming from a pause in demand for robotics operations. Offshore drilling engineer McDermott International encountered higher operating costs on engineering and construction projects.

The fund’s relative results also were hurt by overweighted exposure to the lagging consumer discretionary sector, where specialty retailers suffered as harsh winter weather kept consumers away from stores. Apparel and accessories seller Express issued disappointing guidance due to higher expenses and challenging sales trends. Office Depot saw weaker demand for office supplies amid intensifying competitive pressures. Clothing retailer Guess? struggled with anemic holiday sales. In other areas, investors responded negatively to the potential impact of regulatory changes on media enterprise The E.W. Scripps Company, and health care services provider Hanger issued disappointing guidance to analysts.

The fund achieved better relative results in the information technology sector. Diversified technology company GT Advanced Technologies traded higher as investors reacted positively to the firm’s raised 2016 EPS target, which provided enhanced visibility into the firm’s sapphire supply deal with electronics giant Apple Inc. Security intelligence specialist Verint Systems reported earnings above consensus due to positive momentum in its security business. Motion tracking systems developer InvenSense advanced on its strong new product pipeline. Among financial companies, the fund benefited from a lack of consumer finance companies as well as strong stock selections in the capital markets industry, where E*TRADE Financial benefited from

4

lower loan delinquencies and higher equity trading volumes. Finally, in the health care sector, diagnostic equipment maker Natus Medical posted gains in its neurology and neonatal divisions, medical transport provider Air Methods traded higher on increased payer mix and volume growth, and information services provider Allscripts Healthcare Solutions reported stronger than anticipated bookings.

Finding Value Opportunities Across Market Sectors

As we head into the second quarter, pent-up demand and warmer weather should help boost consumer spending impacted by first quarter weakness. Consumer confidence continues to rise, and despite some slowing housing data, house prices are up just over 13% year-over-year according to Case-Schiller. Coupled with relatively tame gasoline prices, rising household net worth, an improved household balance sheet, and accommodative mortgage rates, we believe consumer spending should grow in 2014. We believe solid corporate profits should also support continued growth in the U.S. and overall domestic capital expenditures, which are moving higher.

Within this environment, we are finding attractive opportunities in the health care, consumer discretionary, and information technology sectors, and those areas are emphasized in the portfolio with overweight positions versus the Index. Conversely, we have maintained underweight exposure to REITs and utilities as we have found fewer opportunities meeting our investment criteria within these segments.

April 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small CapValue Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

Expenses paid per $1,000†	$5.10
Ending value (after expenses)	$1,109.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

Expenses paid per $1,000†	$4.89
Ending value (after expenses)	$1,020.09

† Expenses are equal to the fund’s annualized expense ratio of .97% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2014 (Unaudited)

Common Stocks—99.7%	Shares		Value ($)
Automobiles & Components—2.2%
Drew Industries	31,580		1,711,636
Tenneco	50,110	[a]	2,909,888
Thor Industries	52,460		3,203,208
			7,824,732
Banks—15.8%
Banc of California	78,580		964,177
Bancorp	104,880	[a]	1,972,793
Boston Private Financial Holdings	315,550		4,269,391
Brookline Bancorp	202,120		1,903,970
Cardinal Financial	100,040		1,783,713
CoBiz Financial	160,470		1,848,614
CVB Financial	248,500		3,951,150
First Horizon National	360,220		4,445,115
First Midwest Bancorp	147,070		2,511,956
Hancock Holding	124,647		4,568,313
MB Financial	96,200		2,978,352
Provident Financial Services	12,490		229,441
Square 1 Financial, Cl. A	8,652	[a]	173,905
Synovus Financial	1,595,360		5,408,270
UMB Financial	71,640		4,635,108
United Community Banks	157,160	[a]	3,050,476
Valley National Bancorp	344,140	[b]	3,582,497
Washington Trust Bancorp	26,390		988,833
Webster Financial	106,420		3,305,405
Wintrust Financial	76,000		3,698,160
			56,269,639
Capital Goods—7.0%
Aerovironment	98,650	[a]	3,970,662
American Woodmark	52,310	[a]	1,760,755
Apogee Enterprises	61,020		2,027,695
Armstrong World Industries	62,440	[a]	3,324,930
Astec Industries	49,060		2,154,225
Comfort Systems USA	100,040		1,524,610
FreightCar America	63,790		1,482,480
Global Power Equipment Group	47,110		937,018

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Granite Construction	39,140		1,562,860
Lindsay	8,430		743,357
Mueller Industries	55,900		1,676,441
Regal-Beloit	49,980		3,634,046
			24,799,079
Commercial & Professional Services—6.2%
Clean Harbors	25,400	[a]	1,391,666
Herman Miller	106,660		3,426,986
Interface	166,920		3,430,206
Knoll	114,300		2,079,117
Korn/Ferry International	137,800	[a]	4,102,306
McGrath RentCorp	65,150		2,277,644
Steelcase, Cl. A	151,230		2,511,930
TrueBlue	101,990	[a]	2,984,227
			22,204,082
Consumer Durables & Apparel—4.6%
Cavco Industries	17,572	[a]	1,378,523
Ethan Allen Interiors	99,510	[b]	2,532,529
Oxford Industries	28,360		2,217,752
Skechers USA, Cl. A	76,530	[a]	2,796,406
Standard Pacific	394,320	[a]	3,276,799
Taylor Morrison Home, Cl. A	75,410		1,772,135
Vera Bradley	93,780	[a,b]	2,531,122
			16,505,266
Consumer Services—1.7%
Cheesecake Factory	73,580		3,504,615
Orient-Express Hotels, Cl. A	171,080	[a]	2,465,263
			5,969,878
Diversified Financials—.9%
Piper Jaffray	68,080	[a]	3,118,064
Energy—7.0%
Bill Barrett	118,750	[a]	3,040,000
C&J Energy Services	23,910	[a]	697,216
Geospace Technologies	48,540	[a]	3,211,892
Gulf Island Fabrication	54,460		1,176,881
Helix Energy Solutions Group	63,010	[a]	1,447,970

8

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Key Energy Services	431,760	[a]	3,989,462
McDermott International	339,090	[a,b]	2,651,684
PDC Energy	43,360	[a]	2,699,594
Synergy Resources	253,650	[a]	2,726,737
Tesco	179,880	[a]	3,327,780
			24,969,216
Exchange-Traded Funds—.1%
iShares Russell 2000 Value ETF	5,220	[b]	526,385
Food & Staples Retailing—1.0%
Casey’s General Stores	52,823		3,570,307
Food, Beverage & Tobacco—1.1%
Dean Foods	153,745		2,376,898
Fresh Del Monte Produce	61,170		1,686,457
			4,063,355
Health Care Equipment & Services—10.2%
Air Methods	67,280	[a]	3,594,770
Allscripts Healthcare Solutions	265,750	[a]	4,791,472
AmSurg	64,390	[a]	3,031,481
Centene	39,940	[a]	2,486,265
Computer Programs & Systems	38,640		2,496,144
Globus Medical, Cl. A	98,570	[a]	2,620,976
Hanger	95,700	[a]	3,223,176
HealthSouth	96,320		3,460,778
ICU Medical	28,720	[a]	1,719,754
LifePoint Hospitals	65,830	[a]	3,591,027
Natus Medical	108,130	[a]	2,789,754
Omnicell	90,310	[a]	2,584,672
			36,390,269
Household & Personal Products—.4%
Elizabeth Arden	47,500	[a]	1,401,725
Insurance—2.1%
First American Financial	25,680		681,804
Protective Life	71,890		3,780,695
RLI	44,150		1,953,196
Safety Insurance Group	22,070		1,188,469
			7,604,164

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials—5.9%
Allied Nevada Gold	590,950	[a,b]	2,546,994
Carpenter Technology	55,560		3,669,182
Cytec Industries	35,920		3,506,151
Haynes International	33,030		1,783,620
KapStone Paper and Packaging	105,400	[a]	3,039,736
Louisiana-Pacific	140,910	[a]	2,377,152
Schnitzer Steel Industries, Cl. A	41,640		1,201,314
Stillwater Mining	184,720	[a]	2,735,703
			20,859,852
Media—2.7%
E.W. Scripps, Cl. A	180,470	[a]	3,197,928
New York Times, Cl. A	365,410		6,255,819
			9,453,747
Real Estate—6.4%
Acadia Realty Trust	97,890	[c]	2,582,338
American Assets Trust	36,380	[c]	1,227,461
Corporate Office Properties Trust	132,390	[c]	3,526,870
EastGroup Properties	38,080	[c]	2,395,613
Getty Realty	102,140	[c]	1,929,425
Healthcare Trust of America, Cl. A	261,350		2,976,776
National Health Investors	43,190	[c]	2,611,267
Pebblebrook Hotel Trust	117,110	[c]	3,954,805
Urstadt Biddle Properties, Cl. A	75,500	[c]	1,559,830
			22,764,385
Retailing—4.2%
Children’s Place Retail Stores	56,890		2,833,691
Express	130,270	[a]	2,068,688
Guess?	109,520		3,022,752
Office Depot	646,206	[a]	2,668,831
PEP Boys-Manny Moe & Jack	215,030	[a]	2,735,182
Zumiez	73,340	[a]	1,777,762
			15,106,906
Semiconductors & Semiconductor
Equipment—6.0%
Advanced Energy Industries	91,870	[a]	2,250,815
Brooks Automation	191,340		2,091,346
GT Advanced Technologies	256,320	[a,b]	4,370,256

10

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Hittite Microwave	29,340		1,849,594
MKS Instruments	91,330		2,729,854
Nanometrics	52,344	[a]	940,622
Teradyne	217,900	[b]	4,334,031
Veeco Instruments	65,470	[a]	2,745,157
			21,311,675
Software & Services—4.5%
Conversant	12,710	[a]	357,786
CoreLogic	182,580	[a]	5,484,703
CSG Systems International	84,220		2,193,089
Monotype Imaging Holdings	81,880		2,467,863
NetScout Systems	96,200	[a]	3,615,196
NeuStar, Cl. A	62,360	[a]	2,027,324
			16,145,961
Technology Hardware &
Equipment—4.2%
Brocade Communications Systems	220,680	[a]	2,341,415
FARO Technologies	45,610	[a]	2,417,330
FEI	25,830		2,661,007
Ixia	184,030	[a]	2,300,375
Lexmark International, Cl. A	23,150		1,071,613
Vishay Intertechnology	279,770		4,162,978
			14,954,718
Transportation—1.6%
Con-way	60,810		2,498,075
Landstar System	55,060		3,260,653
			5,758,728
Utilities—3.9%
Chesapeake Utilities	33,930		2,143,019
El Paso Electric	69,700		2,490,381
Hawaiian Electric Industries	124,500	[b]	3,164,790
NorthWestern	51,250		2,430,787
Portland General Electric	111,880		3,618,199
			13,847,176
Total Common Stocks
(cost $261,536,947)			355,419,309

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,747,680)	3,747,680 [d]	3,747,680

Investment of Cash Collateral
for Securities Loaned—6.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $23,087,176)	23,087,176 [d]	23,087,176

Total Investments (cost $288,371,803)	107.2%	382,254,165
Liabilities, Less Cash and Receivables	(7.2%)	(25,836,411)
Net Assets	100.0%	356,417,754

ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2014, the value of the fund’s securities on loan was $21,780,793 and the value of the collateral held by the fund was $23,087,176.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	15.8	Technology Hardware & Equipment	4.2
Health Care Equipment & Services	10.2	Utilities	3.9
Money Market Investments	7.5	Media	2.7
Capital Goods	7.0	Automobiles & Components	2.2
Energy	7.0	Insurance	2.1
Real Estate	6.4	Consumer Services	1.7
Commercial & Professional Services	6.2	Transportation	1.6
Semiconductors &		Food, Beverage & Tobacco	1.1
Semiconductor Equipment	6.0	Food & Staples Retailing	1.0
Materials	5.9	Diversified Financials	.9
Consumer Durables & Apparel	4.6	Household & Personal Products	.4
Software & Services	4.5	Exchange-Traded Funds	.1
Retailing	4.2		107.2

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,780,793)—Note 1(b):
Unaffiliated issuers	261,536,947	355,419,309
Affiliated issuers	26,834,856	26,834,856
Cash		110,319
Receivable for investment securities sold		2,529,028
Dividends and securities lending income receivable		450,420
Receivable for shares of Beneficial Interest subscribed		597
Prepaid expenses		22,075
		385,366,604
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		286,837
Liability for securities on loan—Note 1(b)		23,087,176
Payable for investment securities purchased		4,818,722
Payable for shares of Beneficial Interest redeemed		688,129
Accrued expenses		67,986
		28,948,850
Net Assets ($)		356,417,754
Composition of Net Assets ($):
Paid-in capital		229,769,067
Accumulated undistributed investment income—net		963,563
Accumulated net realized gain (loss) on investments		31,802,762
Accumulated net unrealized appreciation
(depreciation) on investments		93,882,362
Net Assets ($)		356,417,754
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		11,802,016
Net Asset Value, offering and redemption price per share ($)		30.20

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,304,528
Affiliated issuers	1,186
Income from securities lending—Note 1(b)	69,504
Total Income	2,375,218
Expenses:
Investment advisory fee—Note 3(a)	1,479,724
Shareholder servicing costs—Note 3(b)	150,511
Administration fees—Note 3(a)	71,910
Custodian fees—Note 3(b)	25,983
Trustees’ fees and expenses—Note 3(c)	15,233
Prospectus and shareholders’ reports	12,442
Professional fees	11,815
Registration fees	11,437
Interest expense—Note 2	2,867
Loan commitment fees—Note 2	2,193
Miscellaneous	11,697
Total Expenses	1,795,812
Less—reduction in fees due to earnings credits—Note 3(b)	(6)
Net Expenses	1,795,806
Investment Income—Net	579,412
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	41,424,334
Net unrealized appreciation (depreciation) on investments	(3,514,573)
Net Realized and Unrealized Gain (Loss) on Investments	37,909,761
Net Increase in Net Assets Resulting from Operations	38,489,173

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
Operations ($):
Investment income—net	579,412	3,921,209
Net realized gain (loss) on investments	41,424,334	54,164,714
Net unrealized appreciation
(depreciation) on investments	(3,514,573)	53,938,616
Net Increase (Decrease) in Net Assets
Resulting from Operations	38,489,173	112,024,539
Dividends to Shareholders from ($):
Investment income—net	(1,005,684)	(3,800,963)
Net realized gain on investments	(62,752,734)	(3,803,209)
Total Dividends	(63,758,418)	(7,604,172)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	14,331,513	50,443,835
Dividends reinvested	62,714,198	7,356,146
Cost of shares redeemed	(81,104,884)	(233,654,485)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,059,173)	(175,854,504)
Total Increase (Decrease) in Net Assets	(29,328,418)	(71,434,137)
Net Assets ($):
Beginning of Period	385,746,172	457,180,309
End of Period	356,417,754	385,746,172
Undistributed investment income—net	963,563	1,389,835
Capital Share Transactions (Shares):
Shares sold	459,330	1,770,305
Shares issued for dividends reinvested	2,192,804	289,490
Shares redeemed	(2,625,542)	(8,107,284)
Net Increase (Decrease) in Shares Outstanding	26,592	(6,047,489)

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2014				Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	32.76		25.65	18.81	20.57	18.54	19.85
Investment Operations:
Investment income—net[b]	.05		.26	.14	.13	.10	.11
Net realized and unrealized
gain (loss) on investments	3.20		7.29	6.79	(1.79)	1.99	(1.31)
Total from Investment Operations	3.25		7.55	6.93	(1.66)	2.09	(1.20)
Distributions:
Dividends from
investment income—net	(.09)		(.22)	(.09)	(.10)	(.06)	(.11)
Dividends from net realized
gain on investments	(5.72)		(.22)	—	—	—	—
Total Distributions	(5.81)		(.44)	(.09)	(.10)	(.06)	(.11)
Net asset value, end of period	30.20		32.76	25.65	18.81	20.57	18.54
Total Return (%)	10.93	[c]	29.92	36.95	(8.14)	11.27	(5.83)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97	[d]	.99	.98	.96	.93	.97
Ratio of net expenses
to average net assets	.97	[d]	.99	.98	.96	.93	.97
Ratio of net investment income
to average net assets	.31	[d]	.90	.59	.57	.52	.76
Portfolio Turnover Rate	36.36	[c]	76.63	88.54	66.51	79.47	82.04
Net Assets, end of period
($ x 1,000)	356,418		385,746	457,180	372,176	492,393	458,499

a	Effective September 1, 2009, the fund’s shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Value Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System

18

for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	352,427,661	—	—	352,427,661
Equity Securities—
Foreign
Common Stocks†	2,465,263	—	—	2,465,263
Exchange-Traded
Funds	526,385	—	—	526,385
Mutual Funds	26,834,856	—	—	26,834,856

† See Statement of Investments for additional detailed categorizations.

At March 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to

20

income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2014,The Bank of NewYork Mellon earned $16,872 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2013 ($)	Purchases ($)	Sales ($)	3/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	2,887,568	65,724,948	64,864,836	3,747,680	1.0
Dreyfus
Institutional
Cash
Advantage
Fund	22,653,083	83,183,220	82,749,127	23,087,176	6.5
Total	25,540,651	148,908,168	147,613,963	26,834,856	7.5

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The  Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows: ordinary income $3,868,537 and long-term capital gains $3,735,635.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2014 was approximately $522,000 with a related weighted average annualized interest rate of 1.10%.

22

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .80% of the fund’s average daily net assets and is payable monthly.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $71,910 during the period ended March 31, 2014.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $12,076 for transfer agency services and $74 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $6.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $25,983 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $243,740, custodian fees $21,253, Chief Compliance Officer fees $2,285, administration fees $12,248 and transfer agency fees $7,311.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2014, amounted to $134,230,946 and $201,536,354, respectively.

24

At March 31, 2014, accumulated net unrealized appreciation on investments was $93,882,362, consisting of $96,689,864 gross unrealized appreciation and $2,807,502 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The

26

Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods (ranking highest in the Performance Group in the ten-year period), except the one- and four-year periods when the fund’s perfor-

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

mance was below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median, and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the

28

funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board also noted the fee waiver in effect pursuant to the Administration Agreement.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. In addition, Dreyfus representatives noted that the fund had been generally closed to new investors since August 31, 2006. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and

30

compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 31

NOTES

For More Information

Ticker Symbol: STSVX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund

SEMIANNUAL REPORT March 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
31	Proxy Results
32	Information About the Renewal of the Fund’s Investment Advisory and Fund Accounting and Administrative Services Agreements and the Approval of the Fund’s Sub-Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small/Mid Cap Growth Fund covers the six-month period from October 1, 2013, through March 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past six months have produced outstanding returns for U.S. equities. Despite periodic bouts of heightened volatility, stocks generally gained substantial value in light of a sustained U.S. economic recovery, waning concerns regarding global economic conditions, low inflation, and rising corporate earnings. Indeed, several broad measures of stock market performance reached record highs over the course of the reporting period. Companies in economically sensitive businesses generally fared best in the constructive market environment, and small-cap stocks produced higher returns than their larger counterparts, on average.

Looking forward, we expect the U.S. economic recovery to continue to gain traction on its way to producing a 3% annualized growth rate over the next several years. We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2013, through March 31, 2014, as provided by Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2014, Dreyfus/The Boston Company Small/Mid Cap Growth Fund’s Class A shares produced a total return of 7.50%, Class C shares returned 7.12%, Class I shares returned 7.68%, and Class Y shares returned 7.73%.1 In comparison, the fund’s benchmark, the Russell 2500 Growth Index (the “Index”), produced a total return of 9.62% for the same period.2

Improved economic conditions helped support U.S. stock market gains over the reporting period. The fund produced lower returns than its benchmark, mainly due to security selection shortfalls in the information technology and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap and midcap U.S. companies with market capitalizations equal to or less than the total market capitalization of the largest company in the Index.When choosing stocks, we seek to identify high-quality small-cap and midcap companies with rapid current or expected earnings or revenue growth.We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth. We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Recovering Economy Fueled Market’s Gains

Stocks climbed over the reporting period during a sustained economic recovery driven by falling unemployment, rebounding housing markets, and low short-term interest rates. After several months of economic uncertainty and market weakness, investors were relieved and stocks rallied during the fall of 2013 when the Federal Reserve Board refrained from tapering its quantitative easing program. Stocks continued to advance

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

over the final months of the year amid new releases of encouraging economic data.The market gave back some of its gains in January 2014 amid concerns regarding economic slowdowns in the emerging markets, but stocks rebounded in February and maintained their value in March when those worries proved to be overblown.

In this environment, companies that tend to be more sensitive to economic conditions fared better than their more traditionally defensive counterparts. From a market capitalization perspective, small- and midcap stocks lagged large-cap stocks, on average, and growth stocks generally trailed their more value-oriented counterparts.

Stock Selections Weighed on Results

Although the fund participated to a significant degree in the market’s gains over the reporting period, its relative performance was dampened by disappointing stock selections in the information technology sector.A number of software companies saw similar issues in the fourth quarter; weak earnings and guidance due to a soft CAPEX environment, weaker consumer spending, and smaller deals.These companies included automated network controller Infoblox, VOIP software developer BroadSoft, data management specialist CommVault Systems, and fleet management solutions provider FleetMatics Group.

Results in the consumer discretionary sector also fell short of sector averages, in part due to harsh winter weather that kept consumers away from stores.This development weighed on footwear and apparel maker Wolverine World Wide, footwear and accessories seller Steven Madden, and apparel manufacturer PVH. In addition, film producer Lions Gate Entertainment declined sharply when investors took profits after the success of the latest installment in the Hunger Games franchise, and automobile parts manufacturer LKQ lagged after posting weaker-than-expected quarterly earnings.Among industrial companies, logistics specialist J.B. Hunt Transport Services was hurt by bad weather, and metalworking tools and materials provider Kennametal missed analysts’ earnings estimates and reduced future guidance.

The fund achieved better relative results in the health care sector, where Salix Pharmaceuticals exceeded expectations on the strength of robust sales of a gastrointestinal drug. Investors responded positively when Pacira Pharmaceuticals preannounced strong sales of its EXPAREL liposome injection anesthetic followed by positive data supporting EXPAREL’s expanded use. Medical billing and technology services

4

provider athenahealth benefited from impressive physician additions to its platform, a modest revenue beat, and solid fourth quarter gross margins. Biotechnology firms Alkermes and Cepheid also fared well. In the financials sector, investment manager Waddell & Reed Financial benefited from rising equity markets, and real estate manager CBRE Group prospered in the recovering real estate sector. In other areas, packaged food and beverages producer WhiteWave Foods reported strong sales of organic products.

Finding Growth Opportunities Across Market Sectors

Although valuations have grown richer after recent market rallies, we have continued to identify ample opportunities among small- and midcap stocks. Better weather is expected to unlock pent up consumer demand, and improved business conditions could cause corporations to spend more freely on capital expenditures and mergers-and-acquisitions activity.As of the reporting period’s end, the fund was positioned to participate in a constructive market environment through overweighted exposure to heath care companies and, to a lesser extent, energy companies. We have identified fewer opportunities meeting our growth criteria in the financials and consumer discretionary sectors.

April 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies (the 2,500 smallest companies in the Russell 3000 Index, which is composed of the 3,000 largest U. S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small/Mid Cap Growth Fund from October 1, 2013 to March 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.28	$9.55	$4.09	$4.09
Ending value (after expenses)	$1,075.00	$1,071.20	$1,076.80	$1,077.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.14	$9.30	$3.98	$3.98
Ending value (after expenses)	$1,019.85	$1,015.71	$1,020.99	$1,020.99

† Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.85% for Class C, .79% for
Class I and .79 for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2014 (Unaudited)

Common Stocks—98.2%	Shares		Value ($)
Automobiles & Components—.8%
Tenneco	132,620	[a]	7,701,243
Banks—2.4%
First Republic Bank	159,770		8,625,982
Prosperity Bancshares	231,930		15,342,169
			23,968,151
Capital Goods—13.7%
AMETEK	186,534		9,604,636
B/E Aerospace	127,893 [a]		11,099,833
Crane	215,360		15,322,864
Donaldson	362,180		15,356,432
Fortune Brands Home & Security	273,250		11,498,360
Hexcel	179,690	[a]	7,823,703
ITT	296,230		12,666,795
Jacobs Engineering Group	240,520	[a]	15,273,020
Owens Corning	294,310		12,705,363
Sensata Technologies Holding	376,530	[a]	16,055,239
United Rentals	111,230	[a]	10,560,176
			137,966,421
Commercial & Professional Services—5.6%
Copart	430,130	[a]	15,652,431
Corporate Executive Board	131,912		9,791,828
IHS, Cl. A	118,530	[a]	14,401,395
On Assignment	219,840	[a]	8,483,626
Towers Watson & Co., Cl. A	68,901		7,858,159
			56,187,439
Consumer Durables & Apparel—6.4%
Jarden	283,230	[a]	16,945,651
PVH	79,790		9,955,398
Steven Madden	294,470	[a]	10,595,031
Tempur Sealy International	249,160	[a]	12,624,937
Wolverine World Wide	480,910		13,729,981
			63,850,998

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—.9%
Cheesecake Factory	188,710		8,988,257
Diversified Financials—1.8%
Affiliated Managers Group	38,930	[a]	7,787,946
Waddell & Reed Financial, Cl. A	139,150		10,244,223
			18,032,169
Energy—5.2%
Exterran Holdings	260,820		11,444,782
Gulfport Energy	191,140	[a]	13,605,345
Helmerich & Payne	123,790		13,314,852
Laredo Petroleum	547,700	[a]	14,163,522
			52,528,501
Exchange-Traded Funds—1.5%
iShares Russell 2000 Growth ETF	107,990	[b]	14,693,119
Food & Staples Retailing—2.2%
United Natural Foods	187,177	[a]	13,274,593
Whole Foods Market	164,570		8,345,345
			21,619,938
Food, Beverage & Tobacco—1.7%
TreeHouse Foods	89,904	[a]	6,472,189
WhiteWave Foods, Cl. A	354,630	[a]	10,121,140
			16,593,329
Health Care Equipment & Services—9.9%
Acadia Healthcare	157,840	[a]	7,121,741
Align Technology	239,110	[a]	12,383,507
AmerisourceBergen	111,170		7,291,640
athenahealth	54,496	[a,b]	8,732,439
Catamaran	213,194	[a]	9,542,563
Centene	155,220	[a]	9,662,445
Cooper	157,910		21,690,518
Endologix	381,590	[a]	4,911,063
MEDNAX	124,040	[a]	7,687,999
Universal Health Services, Cl. B	117,380		9,633,377
			98,657,292

8

Common Stocks (continued)	Shares		Value ($)
Materials—5.5%
Airgas	174,490		18,584,930
Constellium, Cl. A	405,290		11,895,261
Flotek Industries	256,940	[a]	7,155,779
Scotts Miracle-Gro, Cl. A	284,190		17,415,163
			55,051,133
Media—3.2%
IMAX	443,900	[a,b]	12,131,787
Interpublic Group of Cos.	574,720		9,850,701
Lions Gate Entertainment	364,355		9,739,209
			31,721,697
Pharmaceuticals, Biotech &
Life Sciences—8.9%
Alkermes	368,720	[a]	16,256,865
Bruker	458,570	[a]	10,450,810
Cepheid	160,090	[a]	8,257,442
Nektar Therapeutics	884,664	[a]	10,722,128
NPS Pharmaceuticals	338,110	[a]	10,119,632
Pacira Pharmaceuticals	107,920	[a]	7,553,321
PAREXEL International	133,900	[a]	7,242,651
Salix Pharmaceuticals	177,190	[a]	18,358,656
			88,961,505
Real Estate—1.5%
CBRE Group, Cl. A	562,170	[a]	15,420,323
Retailing—4.0%
GNC Holdings, Cl. A	165,020		7,264,180
HomeAway	212,080	[a]	7,989,054
LKQ	515,620	[a]	13,586,587
Williams-Sonoma	166,050		11,065,572
			39,905,393
Semiconductors & Semiconductor
Equipment—4.5%
Mellanox Technologies	314,030	[a,b]	12,287,994
Microchip Technology	390,560	[b]	18,653,146

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Teradyne	697,220	[b]	13,867,706
			44,808,846
Software & Services—15.1%
ANSYS	155,220	[a]	11,955,044
BroadSoft	315,510	[a]	8,433,582
CommVault Systems	160,860	[a]	10,447,857
FleetMatics Group	283,360	[a,b]	9,478,392
Imperva	165,730	[a]	9,231,161
Informatica	370,320	[a]	13,990,690
LogMeIn	219,520	[a]	9,854,253
MAXIMUS	305,640		13,711,010
Proofpoint	313,970	[a]	11,642,008
Q2 Holdings	14,894	[a]	231,304
Sapient	594,060	[a]	10,134,664
SolarWinds	264,660	[a]	11,282,456
SS&C Technologies Holdings	255,250	[a]	10,215,105
Synopsys	555,320	[a]	21,329,841
			151,937,367
Technology Hardware &
Equipment—1.0%
Commscope Holding	393,670		9,715,776
Transportation—2.4%
J.B. Hunt Transport Services	190,250		13,682,780
Spirit Airlines	168,800	[a]	10,026,720
			23,709,500
Total Common Stocks
(cost $813,137,015)			982,018,397

Other Investment—1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,334,830)	18,334,830	[c]	18,334,830

10

Investment of Cash Collateral
for Securities Loaned—5.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $55,467,672)	55,467,672 [c]	55,467,672
Total Investments (cost $886,939,517)	105.5%	1,055,820,899
Liabilities, Less Cash and Receivables	(5.5%)	(55,263,384)
Net Assets	100.0%	1,000,557,515

ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2014, the value of the fund’s securities on loan was
$55,456,811 and the value of the collateral held by the fund was $55,520,558, consisting of cash collateral of
$55,467,672 and U.S. Government & Agency securities valued at $52,886.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	15.1	Media	3.2
Capital Goods	13.7	Banks	2.4
Health Care Equipment & Services	9.9	Transportation	2.4
Pharmaceuticals,		Food & Staples Retailing	2.2
Biotech & Life Sciences	8.9	Diversified Financials	1.8
Money Market Investments	7.3	Food, Beverage & Tobacco	1.7
Consumer Durables & Apparel	6.4	Exchange-Traded Funds	1.5
Commercial & Professional Services	5.6	Real Estate	1.5
Materials	5.5	Technology Hardware & Equipment	1.0
Energy	5.2	Consumer Services	.9
Semiconductors &		Automobiles & Components	.8
Semiconductor Equipment	4.5
Retailing	4.0		105.5

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $55,456,811)—Note 1(b):
Unaffiliated issuers			813,137,015	982,018,397
Affiliated issuers			73,802,502	73,802,502
Cash				829,125
Receivable for investment securities sold				9,927,595
Receivable for shares of Beneficial Interest subscribed				1,212,294
Dividends and securities lending income receivable				202,307
Prepaid expenses				146,672
				1,068,138,892
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				647,098
Liability for securities on loan—Note 1(b)				55,467,672
Payable for investment securities purchased				10,194,882
Payable for shares of Beneficial Interest redeemed				1,093,157
Accrued expenses				178,568
				67,581,377
Net Assets ($)				1,000,557,515
Composition of Net Assets ($):
Paid-in capital				786,406,860
Accumulated Investment (loss)—net				(1,343,370)
Accumulated net realized gain (loss) on investments				46,612,643
Accumulated net unrealized appreciation
(depreciation) on investments				168,881,382
Net Assets ($)				1,000,557,515

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	239,214,610	24,627,500	628,416,684	108,298,721
Shares Outstanding	13,308,855	1,453,208	34,399,815	5,926,248
Net Asset Value Per Share ($)	17.97	16.95	18.27	18.27

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $5,194 foreign taxes withheld at source):
Unaffiliated issuers	2,289,752
Affiliated issuers	8,790
Income from securities lending—Note 1(b)	223,287
Total Income	2,521,829
Expenses:
Investment advisory fee—Note 3(a)	2,689,383
Shareholder servicing costs—Note 3(c)	782,486
Administration fee—Note 3(a)	72,298
Registration fees	71,803
Prospectus and shareholders’ reports	64,073
Distribution fees—Note 3(b)	57,462
Custodian fees—Note 3(c)	41,984
Trustees’ fees and expenses—Note 3(d)	41,923
Professional fees	26,488
Loan commitment fees—Note 2	4,592
Miscellaneous	15,145
Total Expenses	3,867,637
Less—reduction in fees due to earnings credits—Note 3(c)	(258)
Net Expenses	3,867,379
Investment (Loss)—Net	(1,345,550)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	75,659,166
Net unrealized appreciation (depreciation) on investments	(10,840,288)
Net Realized and Unrealized Gain (Loss) on Investments	64,818,878
Net Increase in Net Assets Resulting from Operations	63,473,328

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013[a]
Operations ($):
Investment (loss)—net	(1,345,550)	(910,979)
Net realized gain (loss) on investments	75,659,166	105,195,638
Net unrealized appreciation
(depreciation) on investments	(10,840,288)	80,229,259
Net Increase (Decrease) in Net Assets
Resulting from Operations	63,473,328	184,513,918
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A	(22,918,565)	(10,591,811)
Class C	(1,334,731)	(165,811)
Class I	(68,005,735)	(39,569,772)
Class Y	(122)	—
Total Dividends	(92,259,153)	(50,327,394)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	52,992,140	35,575,263
Class C	17,444,752	5,126,829
Class I	139,777,630	167,413,489
Class Y	113,548,555	1,000
Dividends reinvested:
Class A	22,257,399	10,214,754
Class C	1,312,211	149,491
Class I	57,620,213	33,795,640
Cost of shares redeemed:
Class A	(21,994,267)	(19,101,349)
Class C	(598,428)	(911,306)
Class I	(154,586,186)	(212,027,715)[b]
Class Y	(4,597,056)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	223,176,963	20,236,096
Total Increase (Decrease) in Net Assets	194,391,138	154,422,620
Net Assets ($):
Beginning of Period	806,166,377	651,743,757
End of Period	1,000,557,515	806,166,377
Undistributed investment income (loss)—net	(1,343,370)	2,180

14

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013[a]
Capital Share Transactions:
Class Ac
Shares sold	2,921,208	2,197,409
Shares issued for dividends reinvested	1,296,296	729,625
Shares redeemed	(1,223,770)	(1,202,638)
Net Increase (Decrease) in Shares Outstanding	2,993,734	1,724,396
Class Cc
Shares sold	1,016,363	315,189
Shares issued for dividends reinvested	80,851	11,123
Shares redeemed	(35,279)	(59,075)
Net Increase (Decrease) in Shares Outstanding	1,061,935	267,237
Class I
Shares sold	7,583,249	10,187,123
Shares issued for dividends reinvested	3,303,911	2,386,698
Shares redeemed	(8,351,664)	(12,878,782)
Net Increase (Decrease) in Shares Outstanding	2,535,496	(304,961)
Class Y
Shares sold	6,179,445	58.28
Shares redeemed	(253,255)	—
Net Increase (Decrease) in Shares Outstanding	5,926,190	58.28

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b Includes redemption-in-kind amounting to $71,300,269.
c During the period ended September 30, 2013, 6,859 Class C shares representing $110,285 were exchanged for
6,557 Class A shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	March 31, 2014			Year Ended September 30,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	18.76		15.82	12.95	12.26	11.10	8.36
Investment Operations:
Investment (loss)—net[b]	(.04)		(.06)	(.06)	(.06)	(.04)	(.02)
Net realized and unrealized
gain (loss) on investments	1.35		4.20	4.08	.75	1.20	2.76
Total from
Investment Operations	1.31		4.14	4.02	.69	1.16	2.74
Distributions:
Dividends from net realized
gain on investments	(2.10)		(1.20)	(1.15)	—	—	—
Net asset value, end of period	17.97		18.76	15.82	12.95	12.26	11.10
Total Return (%)[c]	7.50	[d]	28.73	32.36	5.63	10.45	32.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02	[e]	1.02	1.08	1.09	1.12	1.26
Ratio of net expenses
to average net assets	1.02	[e]	1.02	1.08	1.09	1.12	1.25
Ratio of net investment (loss)
to average net assets	(.46)[e]		(.34)	(.37)	(.45)	(.35)	(.37)
Portfolio Turnover Rate	75.83	[d]	124.25	153.75	180.82	191.46	278.73
Net Assets, end of period
($ x 1,000)	239,215		193,470	135,904	107,696	107,796	186

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
	March 31, 2014			Year Ended September 30,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	17.87		15.26	12.63	12.06	11.05	8.36
Investment Operations:
Investment (loss)—net[b]	(.11)		(.20)	(.18)	(.18)	(.13)	(.06)
Net realized and unrealized
gain (loss) on investments	1.29		4.01	3.96	.75	1.14	2.75
Total from
Investment Operations	1.18		3.81	3.78	.57	1.01	2.69
Distributions:
Dividends from net realized
gain on investments	(2.10)		(1.20)	(1.15)	—	—	—
Net asset value, end of period	16.95		17.87	15.26	12.63	12.06	11.05
Total Return (%)[c]	7.12	[d]	27.54	31.21	4.73	9.14	32.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.85	[e]	1.92	1.97	1.95	1.99	2.16
Ratio of net expenses
to average net assets	1.85	[e]	1.92	1.97	1.95	1.99	2.00
Ratio of net investment (loss)
to average net assets	(1.27)[e]		(1.29)	(1.24)	(1.31)	(1.21)	(1.20)
Portfolio Turnover Rate	75.83	[d]	124.25	153.75	180.82	191.46	278.73
Net Assets, end of period
($ x 1,000)	24,628		6,991	1,893	1,124	1,091	13

a	From March 31, 2009 (commencement of initial offering) to September 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	March 31, 2014			Year Ended September 30,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	19.01		15.98	13.03	12.29	11.10	11.97
Investment Operations:
Investment (loss)—net[b]	(.02)		(.01)	(.01)	(.02)	(.01)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	1.38		4.24	4.11	.76	1.20	(.87)
Total from
Investment Operations	1.36		4.23	4.10	.74	1.19	(.87)
Distributions:
Dividends from net realized
gain on investments	(2.10)		(1.20)	(1.15)	—	—	—
Net asset value, end of period	18.27		19.01	15.98	13.03	12.29	11.10
Total Return (%)	7.68	[d]	29.03	32.81	6.02	10.72	(7.27)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	[e]	.75	.78	.77	.81	.93
Ratio of net expenses
to average net assets	.79	[e]	.75	.78	.77	.81	.93
Ratio of net investment (loss)
to average net assets	(.23)[e]		(.06)	(.07)	(.14)	(.05)	(.01)
Portfolio Turnover Rate	75.83	[d]	124.25	153.75	180.82	191.46	278.73
Net Assets, end of period
($ x 1,000)	628,417		605,704	513,947	341,406	293,126	168,631

a The fund changed to a multiple class fund on March 31, 2009.The existing shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

18

	Six Months Ended
	March 31, 2014	Year Ended
Class Y Shares	(Unaudited)	September 30, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	19.01	17.16
Investment Operations:
Investment (loss)—net[b]	(.01)	(.01)
Net realized and unrealized
gain (loss) on investments	1.37	1.86
Total from Investment Operations	1.36	1.85
Distributions:
Dividends from net realized gain on investments	(2.10)	—
Net asset value, end of period	18.27	19.01
Total Return (%)[c]	7.73	10.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.79	.72
Ratio of net expenses to average net assets[d]	.79	.72
Ratio of net investment (loss)
to average net assets[d]	(.16)	(.26)
Portfolio Turnover Rate	75.83 [c]	124.25
Net Assets, end of period ($ x 1,000)	108,299	1

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Class I and ClassY shares are offered at net asset value generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights.

20

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

22

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	933,819,838	—	—	933,819,838
Equity Securities—
Foreign
Common Stocks†	33,505,440	—	—	33,505,440
Exchange-Traded
Funds	14,693,119	—	—	14,693,119
Mutual Funds	73,802,502	—	—	73,802,502

†	See Statement of Investments for additional detailed categorizations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2014, The Bank of New York Mellon earned $51,186 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

24

in affiliated investment companies during the period ended March 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2013 ($)	Purchases ($)	Sales ($)	3/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	28,903,661	240,304,326	250,873,157	18,334,830	1.8
Dreyfus
Institutional
Cash
Advantage
Fund	54,771,773	356,802,757	356,106,858	55,467,672	5.5
Total	83,675,434	597,107,083	606,980,015	73,802,502	7.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $16,952,800 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2013. As a result of the fund’s April 29, 2010 merger with Dreyfus Discovery Fund, capital losses of $16,952,800 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. This acquired capital loss will expire in fiscal year 2016.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2013 was as follows: ordinary income $16,761,795 and long-term capital gains $33,565,599.The tax character of current year distributions will be determined at the end of the current fiscal year.

26

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as for related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $72,298 during the period ended March 31, 2014.

During the period ended March 31, 2014, the Distributor retained $36,418 from commissions earned on sales of the fund’s Class A shares and $282 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2104, Class C shares were charged $57,462 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2014, Class A and Class C shares were charged $272,862 and $19,154, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

28

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2014, the fund was charged $57,596 for transfer agency services and $3,148 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $258.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2014, the fund was charged $41,984 pursuant to the custody agreement.

During the period ended March 31, 2014, the fund was charged $4,547 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $501,604, Distribution Plan fees $14,908, Shareholder Services Plan fees $55,811, custodian fees $33,585, Chief Compliance Officer fees $2,285, administration fees $12,624 and transfer agency fees $26,281.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2014, amounted to $809,991,634 and $667,287,017, respectively.

At March 31, 2014, accumulated net unrealized appreciation on investments was $168,881,382, consisting of $177,858,495 gross unrealized appreciation and $8,977,113 gross unrealized depreciation.

At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

PROXY RESULTS (Unaudited)

Dreyfus/The Boston Company Small/Mid Cap Growth Fund held a special meeting of shareholders on April 15, 2014. The proposals considered at the meeting, which became effective as of May 1, 2014, and the results are as follows:

				Shares
			For	Against	Abstain Uninstructed
1	.	To approve revising the fund’s
		fundamental investment restriction
		on borrowing issuing senior
		securities and pledging assets.	18,578,452	3,730,341	1,685,759	662,759
2	.	To approve revising the fund’s
		fundamental investment restriction
		on making loans.	18,551,304	3,751,989	1,691,259	662,759
3	.	To approve revising the fund’s
		fundamental investment restriction
		on investing in derivatives.	18,464,018	3,861,003	1,669,531	662,759
4	.	To approve removing the fund’s
		fundamental investment restriction
		regarding issuer diversification.	18,652,262	3,623,074	1,719,216	662,759
5	.	To approve removing the fund’s
		fundamental investment
		restriction on margin.	18,289,686	4,024,182	1,680,684	662,759
6	.	To approve revising the fund’s
		Fundamental investment restriction
		on investing in real estate and
		real estate-related securities.	18,723,794	3,529,205	1,741,553	662,759
7	.	To approve removing the fund’s
		fundamental investment restriction
		with respect to purchasing
		additional securities if the fund’s
		borrowings exceed 5% of
		it’s net assets.	16,606,596	3,838,790	3,549,166	662,759
8	.	To approve a sub-investment
		Advisory Agreement for the fund
		between Dreyfus and The Boston
		Company Asset Management LLC.	20,841,889	1,402,402	1,750,261	662,759
9	.	To approve the implementation
		of a “manager of managers”
		arrangement whereby Dreyfus,
		the fund’s investment adviser,
		under certain circumstances
		would be able to hire and replace
		affiliated and unaffiliated
		Sub-Advisers for the fund without
		obtaining shareholder approval.	18,486,749	3,818,604	1,689,199	662,759

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND FUND
ACCOUNTING AND ADMINISTRATIVE SERVICES
AGREEMENTS AND THE APPROVAL OF THE
FUND’S SUB-ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on October 30-31, 2013 (the “October Board Meeting”), Dreyfus recommended the appointment of The Boston Company Asset Management LLC (“TBCAM”) to serve as a sub-adviser for the fund.The recommendation of TBCAM was based on, among other information, Dreyfus’ review and due diligence report relating toTBCAM and its investment advisory services.The Board members also noted that investment personnel of TBCAM currently serve as dual employees of Dreyfus and TBCAM in managing (as Dreyfus employees) the fund and certain other funds in the Dreyfus Family of Funds for which they serve as Board members and that TBCAM currently serves as sub-adviser to certain other funds in the Dreyfus Family of Funds.

At the October Board Meeting, the Board, all of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the fund (“Independent Trustees”), considered and approved the Sub-Investment Advisory Agreement between Dreyfus and TBCAM (the “TBCAM Sub-Advisory Agreement”) for the fund. In determining whether to approve the TBCAM Sub-Advisory Agreement, the Board considered the materials prepared by Dreyfus and other information received in advance of the October Board Meeting, which included: (i) a copy of the TBCAM Sub-Advisory Agreement between Dreyfus and TBCAM; (ii) information regarding the process by which Dreyfus selected and recommended TBCAM for Board approval; (iii) information regarding the nature, extent and quality of the services TBCAM would provide to the fund; (iv) information regarding TBCAM’s investment process, reputation, investment management business, personnel and operations; (v) information regarding TBCAM’s brokerage and trading policies and practices; (vi) information regarding the level of sub-investment advisory fee to be charged by TBCAM; (vii) information regarding TBCAM ‘s compliance program; (viii) information regarding the historical performance returns of the fund, with such

32

performance compared to relevant indices; and (ix) information regarding TBCAM ‘s financial condition. The Board also considered the substance of discussions with representatives of Dreyfus at the October Board Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by TBCAM. In examining the nature, extent and quality of the services to be provided by TBCAM to the fund, the Board considered (i) TBCAM’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) its expertise in providing portfolio management services to other similar investment portfolios; (iii) its investment strategy for the fund; (iv) its long- and short-term performance relative to unmanaged indices; and (v) its compliance program. The Board specifically took into account TBCAM ‘s investment process and research resources and capabilities.The Board also discussed the acceptability of the terms of the TBCAM Sub-Advisory Agreement.The Board also considered the review process undertaken by Dreyfus, and Dreyfus’ favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by TBCAM.The Board concluded that the fund will benefit from the quality and experience of TBCAM’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by TBCAM were adequate and appropriate in light of TBCAM’s experience in managing small/mid cap equity assets, TBCAM’s portfolio management and research resources to be applied in managing the fund’s portfolio, and Dreyfus’ recommendation to engage TBCAM, and supported a decision to approve the TBCAM Sub-Advisory Agreement.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

Investment Performance of TBCAM.The Board considered the investment performance of the fund, which is managed by dual employees of Dreyfus and TBCAM, as a factor in evaluating the TBCAM Sub-Advisory Agreement during the October Board Meeting. The Board also discussed with representatives of Dreyfus the investment strategies employed by TBCAM in the management of the fund’s assets. The Board noted TBCAM’s reputation and experience with respect to small/mid cap equity investing, each portfolio manager’s experience, and Dreyfus’ experience in selecting, evaluating, and overseeing investment managers. Based on these factors, the Board supported a decision to approve the TBCAM Sub-Advisory Agreement.

Costs of Services to be Provided. The Board considered the proposed fee payable under the TBCAM Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus, and not the fund, and, thus, would not impact the fee paid by the fund.The Board concluded that the proposed fee payable to TBCAM by Dreyfus in its capacity as sub-adviser was reasonable and appropriate.

Profitability and Economies of Scale to be Realized. The Board recognized that, becauseTBCAM’s fee would be paid by Dreyfus, and not the fund, an analysis of profitability and economies of scale was more appropriate in the context of the Board’s consideration of the Investment Advisory Agreement for the fund pursuant to which Dreyfus provides the fund with investment advisory services (the “Investment Advisory Agreement”).Accordingly, considerations of profitability and economies of scale with respect to TBCAM were not relevant to the Board’s determination to approve the TBCAM Sub-Advisory Agreement.

The Board also considered whether there were any ancillary benefits that may accrue to TBCAM and its affiliates as a result of TBCAM’s relationship with the fund. The Board concluded that TBCAM may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that TBCAM is required to select brokers who meet the fund’s requirements for seeking best execution, and that Dreyfus will monitor and evaluate TBCAM’s trade

34

execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters. In addition, the Board recognized that, because TBCAM is a subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), BNY Mellon will benefit from the sub-investment advisory fee paid by Dreyfus to TBCAM.The Board concluded that the benefits that were expected to accrue to TBCAM and its affiliates by virtue of its relationship with the fund were reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, all of whose members are Independent Trustees, with the assistance of independent legal counsel, concluded that the initial approval of the TBCAM Sub-Advisory Agreement was in the best interests of the fund, and approved the TBCAM Sub-Advisory Agreement.

———————

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014 (the “February 2014 Board Meeting”), the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”). A Dreyfus representative reminded the Board members that the TBCAM Sub-Advisory Agreement was not being considered for renewal by the Board at the February 2014 Board Meeting.The Board members, all of whom are Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representa-

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

tives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the February 2014 Board Meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the

36

“Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods (ranking highest in the Performance Group in the three-, four- and ten-year periods), except the five-year period when the fund’s performance was at the Performance Group median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee (lowest in the Expense Group) and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver in effect pursuant to the Administration Agreement. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in

38

the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND FUND ACCOUNTING AND ADMINISTRATIVE SERVICES
AGREEMENTS AND THE APPROVAL OF THE FUND’S SUB-ADVISORY
AGREEMENT (Unaudited) (continued)

comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

40

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 22, 2014

By: /s/ James Windels
James Windels, Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)